N-2	Apr. 28, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001343668
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-259623
Investment Company Act File Number	811-21831
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	41
Entity Registrant Name	Alternative Investment Partners Absolute Return Fund STS
Entity Address, Address Line One	100 Front Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	West Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428-2881
City Area Code	610
Local Phone Number	260-7600
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Transaction Fees

Maximum Sales Load (percentage of purchase amount)[1]	3.00%
Maximum Redemption Fee	None

Sales Load [Percent]	3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]

Annual Fund Expenses  (as a percentage of the Fund’s net assets attributable to common shares)

Management Fee[2]	1.00%
Acquired Fund Fees and Expenses[3]	11.58%
Interest Payments on Borrowed Funds[4]	0.68%
Other Expenses[5]	1.68%
Total Annual Fund Expenses[6]	14.94%

Management Fees [Percent]	1.00%
Interest Expenses on Borrowings [Percent]	0.68%
Acquired Fund Fees and Expenses [Percent]	11.58%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.68%
Total Annual Expenses [Percent]	14.94%
Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Fund, the Offshore Fund and the Master Fund expect to incur and that Shareholders can expect to bear directly or indirectly. The table is based on the capital structure of the Fund as of December 31, 2022.
Basis of Transaction Fees, Note [Text Block]	percentage of purchase amount
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses include the operating expenses, trading expenses and performance-based incentive fees/allocations of the Investment Funds in which the Master Fund invested for the fiscal year ended December 31, 2022. These operating expenses consist of management fees, administration fees, professional fees (i.e., audit and legal fees), and other operating expenses. Trading expenses are primarily interest and dividend expenses and are the byproduct of leveraging or hedging activities employed by the Investment Managers in order to enhance the Investment Funds’ returns. The information used to determine the Acquired Fund Fees and Expenses is generally based on the most recent shareholder reports received from the respective Investment Funds or, when not available, from the most recent communication from the Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners in the form of management fees generally ranging from 1.0% to 3.0% annually of net assets and performance incentive fees/allocations generally ranging from 10% to 30% of net profits earned. Some Investment Funds employ a pass-through expense arrangement with no stated management fee. Fees and expenses of Investment Funds are based on historic fees and expenses. Future Investment Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Investment Funds, which may fluctuate over time. See below for the breakdown of the Acquired Fund Fees and Expenses:

Operating Expenses

2.08%

Trading Expenses

6.04%

Incentive Fees

3.46%

Total Acquired Fund Fees and Expenses

11.58%
Acquired Fund Fees Estimated, Note [Text Block]	The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners in the form of management fees generally ranging from 1.0% to 3.0% annually of net assets
Acquired Fund Incentive Allocation, Note [Text Block]	performance incentive fees/allocations generally ranging from 10% to 30% of net profits earned.
Incentive Allocation Minimum [Percent]	10.00%
Incentive Allocation Maximum [Percent]	30.00%
Acquired Fund Total Annual Expenses, Note [Text Block]	The total annual Fund expenses include the Fund’s portion of the management fees, performance allocations and other expenses paid by the Investment Funds as set forth in the row titled “Acquired Fund Fees and Expenses.” This total differs from the amount of such expenses set forth under “Financial Highlights,” which does not include the Acquired Fund Fees and Expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

The Fund seeks capital appreciation by investing substantially all of its assets in the Offshore Fund, which has the same investment objective and strategies as the Fund. The Offshore Fund in turn invests substantially all of its assets in the Master Fund. Through its indirect investment in the Master Fund, the Fund invests its assets in Investment Funds managed by unaffiliated third-party Investment Managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns (i.e., returns adjusted to take into account the volatility of those returns, as measured in the manner described below) consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow Investment Managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. These strategies are in contrast to the investment programs of “traditional” registered investment companies, such as mutual funds. “Traditional” investment companies are generally characterized by long-only investments and limits on the use of leverage.

Absolute return strategies can be contrasted with “relative return strategies” which generally seek to outperform a corresponding benchmark equity or fixed income index. Because Investment Funds following absolute return investment strategies (whether hedged or not) are often described as “hedge funds,” the Fund’s investment program (through its indirect investment in the Master Fund) can be broadly referred to as a fund of hedge funds. The Fund measures the volatility of its returns by “standard deviation,” which is a measure of risk that represents the degree to which an investment’s performance has varied from its average performance over a particular period. The obligations of the 1940 Act (and thus the protections thereunder), including limits on leverage, do not apply to Investment Funds.

Through the selection and ongoing monitoring of Investment Funds, the Master Fund seeks to achieve capital appreciation that may exhibit moderate correlation with certain global equity indices and aims not to be disproportionately influenced by the performance of any single Investment Fund. In addition, by investing in a number of Investment Funds that primarily employ a variety of absolute return strategies, the Master Fund seeks to achieve the desired capital appreciation with lower volatility than likely would be achieved by investing with most individual Investment Funds. Investing in a number of Investment Funds involves additional costs.

Investment Philosophy

Traditional registered investment companies, such as mutual funds, generally are subject to significant regulatory restrictions in designing their own investment strategies relating to the use of leverage and the ability to sell securities short. As a registered investment company, the Fund is subject to such restrictions. By contrast, private, unregistered investment funds, such as the Investment Funds in which the Master Fund invests, are not subject to many of these limitations. The Adviser believes that the Master Fund’s strategy of investing substantially all of its assets in these types of Investment Funds creates opportunities to participate in alternative methods of investing that may earn attractive risk-adjusted returns.

The Adviser intends to invest the assets of the Master Fund primarily in Investment Funds that employ the following strategies (among others), which are discussed in more detail below: inefficiencies in the relative pricing of securities (“relative value strategies”), Investment Manager skill and expertise with respect to creating and combining long and short securities selection programs (“security selection strategies”), inefficiencies in commercial financing markets (“specialist credit strategies”), long-term economic trends (“global macro and CTA strategies”) and, on a more limited basis, Investment Manager predictions on the direction of market prices (“directional strategies”). The Adviser believes that a portfolio of alternative investment strategies may produce capital appreciation more consistently and with less volatility than would most individual traditional or alternative investment strategies. The Adviser also believes that the success of an investment program developed around these principles, such as that of the Master Fund, depends on the Adviser’s ability to successfully perform three key tasks: (1) discovering and developing access to attractive Investment Funds, (2) constructing a portfolio consisting of a number of such Investment Funds, and (3) managing and monitoring the risks of the Master Fund’s investments in such Investment Funds.

Because alternative investment strategies may be risky, the Adviser believes it is prudent for the Master Fund to generally invest in these strategies through Investment Funds organized as limited partnerships or other vehicles providing limited liability to their investors. This structure limits the effect that losses incurred by any one Investment Fund will have on the assets of the Master Fund by limiting the Master Fund’s amount at risk to the amount invested in that Investment Fund. In certain circumstances, however, the Adviser believes that it may be appropriate to gain investment exposure to certain Investment Funds by entering into derivative transactions, such as total return swaps, options and forwards. For example, to achieve investment returns equivalent to those achieved by an Investment Manager in whose Investment Fund the Master Fund could not invest directly, perhaps because of its high investment minimum or its unavailability for direct investment, the Master Fund may enter into one or more swap agreements under which the Master Fund may agree, on a net basis, to pay a return based on a floating interest rate, and to receive the total return of the reference Investment Fund over a stated time period. See “Types of Investments and Related Risks—Special Investment Instruments and Techniques—Swap Agreements.” The Master Fund does not expect to gain more than 25% of its total investment exposure via such derivatives. The Master Fund’s investments in derivatives may involve significant economic leverage and thus may, in some circumstances, involve significant risks of loss and increase the volatility of the Master Fund’s returns. These risks may increase dramatically during times where general access to credit is severely impaired (i.e., a “credit crunch”) and/or during general market turmoil, such as that experienced during late 2008 and during the crisis relating to COVID-19. See “Types of Investments and Related Risks—Investment Related Risks—Leverage Utilized by the Master Fund.”

Investment Strategies

The Adviser intends to invest the assets of the Master Fund in Investment Funds that employ a variety of alternative investment strategies. As noted above, the Investment Managers to these Investment Funds generally conduct their investment programs through Investment Funds that have investors other than the Master Fund.

Some examples of the primary investment strategies that the Adviser considers with respect to the Master Fund are described below:

Relative Value Strategies—Relative value strategies focus on identifying and exploiting spread relationships between pricing components of financial assets or commodities, either with respect to single assets or commodities or groups of assets or commodities whose prices are deemed to move in relation to each other. These strategies seek to avoid assuming any outright market risk, although the risk of loss may be significant if the Investment Manager has incorrectly evaluated the nature or extent of the expected spread relationships or if unexpected intervening events affect these relationships. Examples of relative value strategies include the following:

Convertible Arbitrage Strategies—Convertible arbitrage strategies seek to exploit anomalies in price relationships between convertible securities and the securities into which they convert.

Merger Arbitrage Strategies—Merger arbitrage strategies seek to exploit merger activity to capture the spread between current market values of securities and their values after successful completion of a merger, restructuring, or similar corporate transaction.

Mortgage Arbitrage Strategies — Mortgage arbitrage strategies seek to generate both current income and capital appreciation through a variety of long and short mortgage-related investment strategies.

Statistical Arbitrage Strategies—Statistical arbitrage strategies seek to use systematic models to build long and short portfolios of securities whose current prices are predicted to increase or decrease based on established statistical relationships.

Other Arbitrage Strategies—Other arbitrage strategies seek to exploit anomalies in price spreads between related or similar instruments. These strategies will typically include fixed income, capital structure, volatility, and mortgage-backed securities arbitrage.

Security Selection Strategies—Security selection strategies combine long positions and short sales with the aim of benefiting from the Investment Manager’s ability to select investments while offsetting some systematic market risks. Market exposure can vary substantially, leading to a wide range of risk and return profiles. There is, in addition, no guarantee that an Investment Manager will be able to minimize systematic or other risks effectively. Security selection strategies are primarily, though not exclusively, equity-based, but they may also involve sovereign and corporate debt securities. There are three primary categories of security selection strategies:

Opportunistic Equity Strategies—Opportunistic equity strategies seek to maintain varying degrees of directional exposure (i.e., exposure to changes in securities’ values) to equity markets, based on the Investment Managers’ assessment of market conditions and underlying company fundamentals. Core long holdings of some Investment Funds may be concentrated, depending on the investment approach of the Investment Manager. Higher degrees of position concentration and directional exposure have the potential for higher volatility of returns than less directional strategies. While some opportunistic equity strategies are diversified across industries, others are focused exclusively on certain geographic regions or industries. Investments in specific geographic regions or industries may, at times, be subject to volatility greater than that of market indices. As a result, the returns of the Fund have the potential to experience volatility higher than that of global equity indices.

High Hedge Equity Strategies—High hedge equity strategies seek to have limited or low net exposure to equity markets. Investment Funds may maintain short equity positions that attempt to mitigate a portion of the market exposure resulting from the Investment Funds’ long equity positions. Although the net market exposure of the Investment Funds pursuing this strategy may be lower than opportunistic equity strategies, the Investment Funds may be subject to significant exposures at the security or industry level.

Activist Equity Strategies—Activist equity strategies seek to accumulate concentrated positions in order to exert influence on underlying company management with the objective of increasing shareholder value. The Investment Manager may work with the management team of the target company to design an alternate strategic plan and assist them in its execution and may secure appointment of persons to the target company’s management team or board of directors. If necessary, the Investment Manager may initiate shareholder actions (including those that may be opposed by the target company’s management) seeking to maximize value, including corporate restructurings, share repurchases, management changes, asset sales and/or divestitures. Investment Funds pursuing activist strategies will generally have significant market exposures at the security or industry level, taking minimal short positions, if any.

Specialist Credit Strategies—Specialist credit strategies seek to lend to credit-sensitive issuers (generally below investment grade, typically referred to as “junk” issuers). Their potential investment edge is derived from the Investment Manager’s expected ability to perform a high level of due diligence and to take advantage of what the Investment Manager discerns to be relatively inexpensive securities. The securities may be inexpensive due to regulatory anomalies or other constraints on traditional lenders (e.g., disclosure rules and speed of decision-making processes). Risk of loss may be significant if the Investment Manager’s credit judgments are incorrect. There are three distinct specialist credit strategies:

Credit Trading Strategies—Credit trading strategies seek exposure to credit-sensitive securities (whether long, short, or both) based on credit analysis of issuers and securities and on credit market views.

Distressed Securities Strategies—Distressed securities strategies seek to invest in companies suffering financial distress. They seek capital appreciation and do not focus on the high-yield nature of the assets.

Private Placement Strategies—Private placement strategies seek to make short-term private placements in companies, usually pursuant to Regulation D under the 1933 Act. Regulation D allows small firms to raise capital very quickly and relatively cheaply. Investment Managers seek to benefit from underpriced equity options often embedded in the financing transaction.

Directional Strategies—Directional trading strategies are based on speculating on the direction of market prices of currencies, equities, bonds, and commodities in the futures and cash markets. Investment horizons vary considerably, but a key characteristic of the strategies is that Investment Managers can normally reverse their market view as they see a situation unfold. Some Investment Managers may employ model-based systems to generate buy and sell signals. Others use a more subjective approach, ultimately using their own discretionary judgment in implementing trades. Risk of loss may be significant if the Investment Manager’s judgment is incorrect as to the direction, timing, or extent of expected market moves. Strategies include without limitation macro trading, tactical asset allocations, and commodity trading activities.

Global Macro and CTA Strategies—Global macro and CTA strategies can be characterized as following long-term economic trends. Global macro hedge funds can be classified as utilizing either a “systematic” approach, using quantitative methods such as computer models and simulations in their trading strategies, or a “discretionary” approach, relying on manager discretion in their trading strategies. Global macro managers use price and volume information in conjunction with valuation information as inputs in their trading decisions. CTA strategies typically focus on managed futures, either on their own or in combination with other derivatives, and can be classified as either long-term trend followers or short-term managed future program styles. CTA managers primarily use price and volume information as inputs in their trading decisions.

Investment Selection

The Adviser is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Master Fund’s Board of Trustees.

The Adviser selects opportunistically from a wide range of Investment Funds in order to create a broad-based portfolio of such funds while seeking to invest in compelling investment strategies and with promising Investment Managers at optimal times.

The Adviser and its personnel use a wide range of resources to identify attractive Investment Funds and promising investment strategies for consideration in connection with investments by the Master Fund. These resources include, but are not limited to, the experience of the Adviser’s personnel and their contacts with Investment Managers; academics and prime-broker groups; Morgan

Stanley’s global network (subject to third-party confidentiality obligations, information barriers established by Morgan Stanley in order to manage potential conflicts of interest, and applicable allocation policies); conferences and seminars; contacts with selected family offices and investors in other funds managed by the Adviser or its affiliates; academic journals and database research; and ideas generated from within the Adviser.

To narrow the set of Investment Funds and investment strategies initially identified for consideration, the Adviser conducts ongoing analysis of Investment Managers and investment strategies. The Adviser’s criteria include both quantitative measures such as past performance and systematic risk exposures, to the extent that data is available; qualitative factors such as the reputation, experience and training of the Investment Manager; and the ability of the Investment Manager to articulate a coherent investment philosophy and risk control process.

The Adviser expects that only a few Investment Funds will be deemed sufficiently interesting to warrant further review after the initial analysis. Following this analysis, the Adviser conducts extensive due diligence on the Investment Funds that it considers likely to generate superior, risk-adjusted returns consistent with the Adviser’s views at that time as to both the most attractive strategy types and the needs of the Master Fund’s existing portfolio. The due diligence process typically includes meetings with the Investment Manager to seek to understand the Investment Manager’s investment strategy, investment philosophy and portfolio construction procedures. The due diligence process seeks to identify the types of securities and other instruments held or techniques utilized and to confirm the presence of and adherence to an investment and risk control process. The due diligence process also typically includes quantitative analysis of the investment strategy, including an analysis of past performance history and risk factors.

If the Adviser’s assessment of the abilities of the Investment Manager and the attractiveness of the investment strategy employed by the Investment Manager are sufficiently positive, then further due diligence typically will be performed. The additional diligence generally involves an analysis of the operational and legal structure of the Investment Fund and background investigations of the Investment Manager. The Investment Manager’s fee structure, the depth and quality of the Investment Manager’s organization, the legal terms and conditions of the Investment Fund’s governing documents, the potential for developing and maintaining a long-term relationship with the Investment Manager and the likely alignment of interests between the Investment Fund, its Investment Manager and the Master Fund are examples of factors that the Adviser typically investigates.

The Adviser’s personnel have extensive experience and expertise with alternative investment strategies and Investment Managers and have evaluated numerous Investment Funds representing many categories of alternative investments and utilizing various investment strategies. They also have extensive experience in directly managing alternative investment strategies. The Adviser believes that this combination of evaluation expertise and direct investment experience enables it to understand the opportunities and risks associated with investing in the Investment Funds. For a more complete description of the experience of the personnel of the Adviser who are principally responsible for the management of the Master Fund, see “The Adviser.”

Portfolio Construction

The Adviser allocates Master Fund assets among the Investment Funds that, in its view, represent attractive investment opportunities. Allocation depends on the Adviser’s assessment of the likely risks and returns of various investment strategies that the Investment Funds utilize and the likely correlation among the Investment Funds under consideration. The Adviser generally seeks to invest substantially all of the Master  Fund’s assets in Investment Funds whose expected risk-adjusted returns are deemed attractive and likely to have limited correlations among each other or with fixed income or equity indices. The Adviser periodically reallocates the Master Fund’s investments among Investment Funds in order to increase the Fund’s expected risk-adjusted return.

While each of the Fund and the Master Fund is a “non-diversified” fund under the 1940 Act, the Adviser believes it is important to maintain a broad-based portfolio in order to reduce the effect on the Master Fund of losses or poor returns by any one Investment Fund. There is no guarantee, however, that the Master Fund will be able to avoid substantial losses due to poor returns by an Investment Fund or that the Adviser’s expectations regarding Investment Funds’ limited correlations among each other or with fixed income or equity indices will prove correct. The Adviser typically endeavors to limit the exposure to any one type of investment strategy to less than 35% of the Master Fund’s gross assets (measured over time and subject to underlying Investment Funds’ liquidity constraints) and to limit investments in any one Investment Fund to no more than 15% of the Master Fund’s gross assets (measured at the time of purchase). The Adviser limits Master Fund investments in any one Investment Fund to less than 5% of such Investment Fund’s outstanding voting securities. See “Types of Investments and Related Risks—Risks of Fund of Hedge Funds Structure—Investments in Non-Voting Stock; Inability to Vote.”

Investment Funds in which the Master Fund invests are not subject to the Fund’s or the Master Fund’s investment restrictions and are generally not subject to any investment limitations under the 1940 Act or the Code (as hereinafter defined). Therefore, neither the Fund nor the Master Fund is entitled to the protections of the 1940 Act with respect to the Investment Funds.

For example, the Investment Funds are not required to, and may not, hold custody of their assets in accordance with the requirements of the 1940 Act. As a result, bankruptcy or fraud at institutions, such as brokerage firms, banks, or administrators, into whose custody those Investment Funds have placed their assets could impair the operational capabilities or the capital position of the Investment Funds and may, in turn, have an adverse impact on the Fund.

In response to adverse market, economic or political conditions, the Master Fund may invest temporarily in high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Master Fund may also make these types of investments pending the investment of assets in Investment Funds or to maintain the liquidity necessary to effect repurchases of the Master Fund’s Shares.

Leverage

The Master Fund may borrow money in connection with its investment activities—i.e., the Master Fund may utilize leverage. Specifically, the Master Fund may borrow money through a credit facility to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Master Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments (i.e., to provide the Master Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Master Fund’s receipt of redemption proceeds from another Investment Fund). The Master Fund has entered into a Credit Facility with the Lender. Pursuant to the terms of the Credit Facility, the Master Fund may borrow money from the Lender up to 25% of the value of the Master Fund’s qualifying asset pool (and further subject to the Asset Coverage Requirement). The Credit Facility is currently scheduled to terminate as of March 29, 2024 but may be extended. Upon the termination of the Credit Facility, the Master Fund must repay all amounts borrowed pursuant to the terms thereunder.

The 1940 Act requires a registered investment company to satisfy an Asset Coverage Requirement. This requirement means that the value of the investment company’s total indebtedness may not exceed one-third the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Master Fund’s borrowings will at all times be subject to the Asset Coverage Requirement. The Adviser intends to limit the Master Fund’s borrowings such that the Master Fund will have asset coverage of at least 400% of its indebtedness. In addition to borrowing money, the Master Fund may also incur economic leverage via the use of derivatives.

Investment Funds may also utilize leverage in their investment activities. Borrowings by Investment Funds are not subject to the Asset Coverage Requirement. Accordingly, the Master Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 and during the crisis relating to COVID-19. In general, the use of leverage by Investment Funds or the Master Fund may increase the volatility of the Investment Funds or the Master Fund. See “Types of Investments and Related Risks—Investment Related Risks—Leverage Utilized by the Master Fund” and “Types of Investments and Related Risks—Investment Related Risks—Leverage Utilized by Investment Funds.”

Risk Factors [Table Text Block]

Risk Management and Monitoring of Investments

As noted above, unregistered investment funds typically have greater flexibility than traditional registered investment companies as to the types of securities the unregistered funds hold, the types of trading strategies used, and, in some cases, the extent to which leverage is used. The Investment Managers selected by the Master Fund have full discretion, without the Master Fund’s input, to purchase and sell securities and other investments for their respective Investment Funds consistent with the relevant investment advisory agreements or governing documents of the Investment Funds. The Investment Funds are generally not limited in the markets in which they invest, either by location or type, such as U.S. or non-U.S., large capitalization or small capitalization, or the investment discipline that they may employ, such as value or growth or bottom-up or top-down analysis. These Investment Funds may invest and trade in a wide range of securities and other financial instruments and may pursue various investment strategies and techniques for both hedging and non-hedging purposes. Although the Investment Funds will primarily invest and trade in equity and debt securities, they may also invest and trade in equity-related instruments, currencies, financial futures, debt-related instruments, and any other instruments that are deemed appropriate by the relevant Investment Manager and permitted under the relevant Investment Fund’s governing documents. The Investment Funds may also sell securities short, purchase and sell option and futures contracts and engage in other derivative transactions, subject to certain limitations described elsewhere in this Prospectus. The use of one or more of these techniques may be an integral part of the investment program of an Investment Fund and involves certain risks. The Investment Funds may use leverage, which also entails risk. See “Types of Investments and Related Risks—Investment Related Risks—Leverage Utilized by Investment Funds.”

The Adviser monitors the risks of individual Investment Funds and of the portfolio in the aggregate. The primary goal of this process with respect to individual Investment Funds is to determine the degree to which the Investment Funds are performing as expected and to gain early insight into factors that might call for an increase or decrease in the allocation of the Master Fund’s assets among those Investment Funds. With respect to aggregate portfolio monitoring, the Adviser endeavors to monitor, to the best of its ability, the Master Fund’s aggregate exposures to various alternative investment strategies and to various aggregate risks. The Adviser may use futures, options, swaps or other instruments to balance the overall mix and/or manage risk, subject to certain limitations contained in the 1940 Act. Such derivatives may be based on various underlying instruments, including Investment Funds, individual securities, securities indices or interest rates. Such derivatives entail certain risks. See “Types of Investments and Related Risks—Special Investment Instruments and Techniques.”

The Adviser monitors the operation and performance of an Investment Fund as frequently as the Adviser believes is appropriate in light of the strategy followed by the Investment Manager and prevailing market conditions. The Adviser solicits such information from the Investment Manager and other sources, such as prime brokers, that the Adviser deems necessary to properly assess the relative success or failure of an Investment Fund. Prime brokers typically are large full-service brokerages that provide clients with research-related goods and services and support infrastructure to engage in various trading strategies. Morgan Stanley, as prime broker, may be privy to non-public information about the performance of an Investment Fund, which it generally would not disclose to the Adviser, the Fund, the Master Fund or Shareholders without express permission to do so. Accordingly, Shareholders may not know important information that could result in a deterioration in the Master Fund’s performance notwithstanding that certain affiliates or entities within Morgan Stanley will have such information. The Adviser conducts reviews with Investment Managers and the Adviser’s network and analyses of data. Changes in leverage, personnel, market behavior, expenses, litigation, capital resources, economic conditions and other factors may be monitored, as appropriate and to the extent the information is available to the Adviser.

Based on the Adviser’s assessment of factors such as (i) the degree to which the Investment Manager is pursuing an investment strategy consistent with its stated policy; (ii) whether and to what degree the focus, incentives and investment strategy of the Investment Manager have changed; and (iii) whether the investment strategy employed remains consistent with the objectives of the Fund, the Adviser may periodically adjust the Master Fund’s allocations among Investment Funds.

The Master Fund’s investment program entails substantial risks. There can be no assurances that the investment objectives of the Master Fund (including its risk monitoring goals) will be achieved, and results may vary substantially over time. The Master Fund may consider it appropriate, subject to applicable laws and regulations, to utilize forward and futures contracts, options, swaps, other derivative instruments, short sales, margin, or leverage in the Master Fund’s investment program. Such investment techniques can substantially increase the adverse impact to which the Master Fund’s investment portfolio, and thus the Fund, may be subject. See “Types of Investments and Related Risks—Special Investment Instruments and Techniques.”

Types of Investments and Related Risks

General

The value of the Fund’s total net assets may be expected to fluctuate in response to fluctuations in the value of the Investment Funds in which the Master Fund invests. Discussed below are the investments generally made by Investment Funds and, where applicable, the Master Fund directly, and the principal risks that the Adviser, the Master Fund and the Fund believe are associated with those investments. These risks will, in turn, have an effect on the Fund through its  indirect investment in the Master Fund. The Master Fund invests substantially all its assets in Investment Funds. The Master Fund’s direct investments generally are limited to derivative investments to gain exposure to certain Investment Funds, such as total return swaps, options and futures. Additionally, in response to adverse market, economic or political conditions, the Master Fund may invest temporarily in high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Master Fund may also make these types of investments pending the investment of assets in Investment Funds or to maintain the liquidity necessary to effect repurchases of the Master Fund’s shares. When the Master Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.

Investment Related Risks

General Economic and Market Conditions. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of security prices and liquidity of the Fund’s investments. Unexpected volatility or lack of liquidity, such as the general market conditions that prevailed during the 2008 financial crisis and during the crisis relating to COVID-19, could impair the Fund’s profitability or result in its suffering losses.

Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may  change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund, and the underlying Investment Funds in which the Fund invests, own and the markets in which the securities trade.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as COVID-19 (the “Coronavirus”), persists for an extended period of time. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.

The Coronavirus has had, and is expected to continue to have, a material adverse impact on local economies in the affected jurisdictions and also on the global economy, as cross border commercial activity and market sentiment are increasingly impacted by the Coronavirus and government and other measures seeking to contain its spread. The global impact of the Coronavirus has continued to evolve and has, at times, created disruption in supply chains, and adversely impacted a number of industries, including but not limited to retail, transportation, hospitality and entertainment. In addition to these developments having adverse consequences for certain companies and other issuers in which the Fund invests and the value of the Fund’s investments therein, the operations of the Adviser (including those relating to the Fund) could be impacted adversely, including through quarantine measures and travel restrictions imposed on the Adviser’s or service providers’ personnel located in affected countries, regions or local areas, or any related health issues of such personnel. Any of the foregoing events could materially and adversely affect the Adviser’s ability to source, manage and divest investments on behalf of the Fund and pursue the Fund’s investment objectives and strategies. Similar consequences could arise with respect to other infectious diseases. Given the significant economic and financial market disruptions associated with the Coronavirus pandemic, it is expected that the valuation and performance of the Fund’s investments may be impacted adversely. Public health emergencies (such as spread of infectious diseases, epidemics or pandemics) may occur in the future and present these and other types of similar risks.

Highly Volatile Markets. Financial markets may be highly volatile from time to time. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts are influenced by, among other things, interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Intervention often is intended directly to influence prices and may, together with other factors, cause all such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. An Investment Fund also is subject to the risk of the failure of any exchanges on which its positions trade, of their clearinghouses, of any counterparty to an Investment Fund’s transactions or of any service provider to an Investment Fund (such as an Investment Fund’s “prime broker”). In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Investment Funds are subject to the risk that trading activity in securities in which the Investment Funds invest may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single issuer or a market sector or other factors. If trading in particular securities or classes of securities is impaired, it may be difficult for an Investment Fund to properly value any of its assets represented by such securities. For valuation risks to which Investment Funds may be subject, see “Types of Investments and Related Risks—Risks of Fund of Hedge Funds Structure—Valuation.”

Events in the financial sector during late 2008 and during the crisis relating to COVID-19,  resulted in an unusually high degree of volatility in the financial markets, both domestic and foreign, and similar market disruption could occur again in the future. More recently, concerns about political instability, questions about the strength and sustainability of the U.S. economic recovery, concerns about the growing federal debt and slowing growth in China, are factors which continue to concern the financial markets and create volatility. The Master Fund may invest in Investment Funds that have substantial exposure to the securities of financial services companies. Issuers that have exposure to the real estate, mortgage and credit markets may be particularly affected by subsequent adverse events affecting these sectors and general market turmoil. Moreover, legal or regulatory changes applicable to financial services companies may adversely affect such companies’ ability to generate returns and/or continue certain lines of business. See “Other Risks—Regulatory Change.”

Hedge funds may be forced to “deleverage” by selling large portions of their investments in a fairly short period of time in the event of market turmoil (which may cause many financial services companies to reduce or terminate the credit they extend to hedge funds) or other adverse events (such as the conditions that occurred during the financial crisis). If an Investment Fund is required to deleverage in such fashion, its returns will likely be substantially reduced, and it may be forced to liquidate entirely if it cannot cover its outstanding indebtedness. See “Types of Investment and Related Risks—Investment Related Risks—Leverage Utilized by the Master Fund” and “Types of Investment and Related Risks—Investment Related Risks—Leverage Utilized by Investment Funds.” The Master Fund may take a position in Investment Funds that invest in the publicly traded and privately placed equity or other securities of companies in the information technology and Internet sectors. These investments are subject to inherent market risks and fluctuations as a result of company earnings, economic conditions and other factors beyond the control of the Adviser. The public equity markets have in the past experienced significant price volatility.

General Risks of Securities Activities. All securities investing and trading activities risk the loss of capital. Although the Adviser will attempt to moderate these risks, no assurance can be given that the  Master Fund’s investment activities will be successful or that Shareholders will not suffer losses. To the extent that the portfolio of an Investment Fund is concentrated in securities of a single issuer or issuers in a single industry, the risk of any investment decision made by the Investment Manager of such Investment Fund is increased. Following below are some of the more significant specific risks that the Adviser and the Fund believe are associated with the Investment Funds’ styles of investing.

Equity Securities. Investment Funds may hold long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. Investment Funds also may invest in depositary receipts or shares relating to non-U.S. securities. See “Types of Investment and Related Risks – Investment Related Risks – Non-U.S. Securities.” In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions. Investment Funds may purchase securities in all available securities trading markets and may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro cap companies. During periods when equity securities experience heightened volatility, an Investment Fund’s investments in equity securities may be subject to heightened risks during periods of market, economic or financial uncertainty or distress. See “Smaller Capitalization Issuers.”

Bonds and Other Fixed Income Securities. Investment Funds may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. Investment Funds will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. government securities”) or by a non-U.S. government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Investment Funds may face a heightened level of interest rate risk in times of monetary policy change and uncertainty,  such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The duration of a fixed income security is an attempt to quantify and estimate how much the security’s price can be expected to change in response to changing interest rates. For example, when the level of interest rates increases by 1%, a fixed income security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. Accordingly, securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

Investment Funds may invest in fixed income securities rated investment grade or  non-investment grade (commonly referred to as “high yield/high risk securities” or “junk bonds”) and may invest in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa3 by one or more agencies, including Moody’s Investors Service, Inc. (“Moody’s”), below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or the equivalent by another nationally recognized rating organization, or if unrated considered by an Investment Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. An Investment Fund’s investments in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. Fixed income securities are also susceptible to liquidity risk (i.e., the risk that certain investments may become difficult to purchase or sell).

Fixed income securities may experience reduced liquidity due to the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed income securities, which may occur to the extent traditional dealer counterparties that engage in fixed income trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time. Liquidity risk also may be magnified in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts quantitative easing program and/or changes rates, or other circumstances where investor redemptions from fixed income mutual funds, exchange-traded funds or hedge funds may be higher than normal, causing increased supply in the market due to selling activity.

Mortgage-Backed Securities. Investment Funds may invest in mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments on mortgage-backed securities are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Investments in mortgage-backed securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected, which may adversely affect an Investment Fund’s performance by forcing the Investment Fund to reinvest at a lower interest rate. Prepayment rates can shorten or extended the average life of an Investment Fund’s mortgage securities. Rates of prepayment which are faster or slower than anticipated by an Investment Manager may reduce yields, increase volatility and/or cause an Investment Fund to lose NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Further, particular investments may underperform relative to hedges that the Investment Funds may have entered into for these investments, resulting in a loss to the Investment Fund. In particular, prepayments (at par) may limit the potential upside of many mortgage-backed securities to their principal or par amounts, whereas their corresponding hedges often have the potential for large losses.

The Investment Funds may also invest in structured notes, variable rate mortgage-backed securities, including adjustable-rate mortgage securities (“ARMs”), which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation (“CMO”) derivatives, the rate of interest payable under which varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and which also interact in a complex fashion with prepayment risks.

Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Investment Fund. So-called “subprime” mortgages (mortgage loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages) have experienced higher rates of delinquency in recent years. Increased mortgage delinquencies may adversely impact the market for mortgage-backed securities generally (including derivatives or other instruments linked to the value of such securities) and lead to turmoil in the credit markets generally, as happened in the period beginning in 2007. In particular, holders of mortgage-backed securities may experience great difficulty in valuing such securities if there is a reduced market for mortgage-backed securities (as happened during the same period). The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Investment Funds’ investments in mortgage-backed securities. See “Types of Investments and Related Risks—Investment Related Risks—Highly Volatile Markets” and “Types of Investments and Related Risks—Risks of Fund of Hedge Funds Structure—Valuation.”

Non-U.S. Securities. Investment Funds may invest in securities of non-U.S. issuers and in depositary receipts or shares (of both a sponsored and non-sponsored nature), such as American Depositary Receipts, American Depositary Shares, Global Depositary Receipts or Global Depositary Shares (referred to collectively as “ADRs”), which represent indirect interests in securities of non-U.S. issuers. Sponsored depositary receipts are typically created jointly by a foreign private issuer and a depositary. Non-sponsored depositary receipts are created without the active participation of the foreign private issuer of the deposited securities. As a result non-sponsored depositary receipts may be viewed as riskier than depositary receipts of a sponsored nature. Non-U.S. securities in which Investment Funds may invest may be listed on non-U.S. securities exchanges or traded in non-U.S. over-the-counter markets (“OTC”). Investments in non-U.S. securities are subject to risks generally viewed as not present in the United States. These risks include: varying custody, brokerage and settlement practices; difficulty in pricing of securities; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the lack of availability of financial information regarding a non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; less liquidity and more volatility in non-U.S. securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Governmental issuers of non-U.S. securities may also be unable or unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in non-U.S. countries typically also involves higher brokerage and custodial expenses than does investment in U.S. securities.

The risks associated with investing in non-U.S. securities may be greater with respect to those issued by companies located in emerging market or less developed countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar. Additionally, companies in emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and recordkeeping compared to those in more developed countries and therefore, material information related to an investment may not be available or reliable.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Investment Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Investment Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, companies, entities and/or individuals may adversely affect an Investment Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Investment Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer an Investment Fund’s assets back into the United States, or otherwise adversely affect the Investment Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Investment Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Investment Fund holds illiquid investments, its portfolio may be harder to value or sell.

Short Sales. An Investment Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its Investment Manager believes possess volatility characteristics similar to those being hedged. An Investment Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the Investment Manager’s view, the security is over-valued in relation to the issuer’s prospects for earnings growth. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on an Investment Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover an Investment Fund’s short position will be available for purchase.

An Investment Fund may make “short sales against-the-box,” in which it will sell short securities it owns or has the right to obtain without payment of additional consideration. If an Investment Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. An Investment Fund will incur transaction costs, including interest expenses, in connection with initiating, maintaining and closing-out short sales against-the-box.

On September 19, 2008, in response to spreading turmoil in the financial markets,  the SEC  temporarily banned short selling in the stocks of numerous financial services companies, and also promulgated new disclosure requirements with respect to short positions held by investment managers. Various international regulatory bodies, including the United Kingdom’s Financial Conduct Authority, also promulgated restrictions on short selling at that time. The SEC’s temporary ban on short selling of such stocks has since expired, but similar restrictions and/or additional disclosure requirements may be promulgated at any time, especially if market turmoil recurs. If Investment Funds are subjected to such new restrictions, they may be forced to cover short positions more quickly than otherwise intended and may suffer losses as a result. Such restrictions may also adversely affect the ability of Investment Funds to execute their investment strategies generally, especially if short selling is a fundamental element of their strategies. The SEC has subsequently adopted amendments to Regulation SHO under the 1934 Act that restrict the ability to engage in a short sale at a price that is less than or equal to the current best bid if the price of the covered security has decreased by 10% or more from the covered security’s closing price as of the end of the prior day (“a short sale-related circuit breaker”). See “Types of Investments and Related Risks — Other Risks — Regulatory Change.”

Other risks of investing in non-U.S. securities include the following:

Non-U.S. Exchanges. An Investment Fund may trade, directly or indirectly, futures and securities on exchanges located outside of the United States. Some non-U.S. exchanges, in contrast to U.S. exchanges, are “principal’s markets” in which performance is solely the individual member’s responsibility with whom the Investment Fund has entered into a commodity contract and not that of an exchange or clearinghouse, if any. In the case of trading on non-U.S. exchanges, an Investment Fund will be subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to contracts. Moreover, since there is generally less government supervision and regulation of non-U.S. exchanges, clearinghouses and clearing firms than in the United States, an Investment Fund is also subject to the risk of the failure of the exchanges on which its positions trade or of their clearinghouses or clearing firms, and there may be a high risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Non-U.S. Government Securities. An Investment Fund’s non-U.S. investments may include debt securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities and supranational entities. An Investment Fund may invest in debt securities issued by certain “supranational” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. An example of a supranational entity is the International Bank for Reconstruction and Development (commonly referred to as the “World Bank”).

Investment in sovereign debt of non-U.S. governments can involve a high degree of risk, including additional risks not present in debt obligations of corporate issues and the U.S. Government. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. The issuer or the governmental authority that controls the repayment of sovereign debt may be unable or unwilling to repay the principal and/or interest when due in accordance with the terms of such obligations. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s or governmental entity’s policy toward international lenders, such as the International Monetary Fund, the World Bank and other multilateral agencies, the political constraints to which a governmental entity may be subject, and changes in governments and political systems. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts.

At certain times, certain countries (particularly emerging market countries) have declared moratoria on the payment of principal and interest on external debt. Governmental entities may also depend on expected disbursements from non-U.S. governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is not a formal legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or a part of the sovereign debt that a governmental entity has not repaid may be collected. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

Currencies. One or more Investment Funds may invest a portion of its assets in non-U.S. currencies, or in instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. To the extent unhedged, the value of such Investment Fund’s assets will fluctuate with U.S. dollar exchange rates, as well as the price changes of its investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Investment Fund makes its investments will reduce the effect of increases, and magnify the effect of decreases, in the prices of securities denominated in currencies other than the U.S. dollar and held by the Investment Fund in such securities’ respective local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the non-U.S. dollar securities of the Fund or such Investment Fund. In addition, some governments from time to time impose restrictions intended to prevent capital flight, which may for example involve punitive taxation (including high withholding taxes) on certain securities transfers or the imposition of exchange controls making it difficult or impossible to exchange or repatriate the local currency. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority will also have a significant impact on the value of any investments denominated in that currency.

An Investment Fund may also incur costs in connection with conversion between various currencies. In addition, certain Investment Funds may be denominated in non-U.S. currencies. Subscription amounts contributed by the Master Fund for investment in such an Investment Fund will be converted immediately by the relevant Investment Manager from U.S. Dollars into the applicable foreign currency at the then applicable exchange rate determined by and available to the Investment Manager. In certain cases, depending on the applicable circumstances, the exchange rate obtained by the Investment Manager may be less advantageous to the Master Fund than other rates available to the Master Fund directly.

An Investment Fund may enter into foreign currency forward exchange contracts for hedging and non-hedging purposes in pursuing its investment objective. Foreign currency forward exchange contracts are transactions involving an Investment Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Foreign currency forward exchange contracts may be used by an Investment Fund for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when an Investment Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Fund to “lock in” the U.S. dollar price of the security. Foreign currency forward exchange contracts may also be used to attempt to protect the value of an Investment Fund’s existing holdings of non-U.S. securities. Imperfect correlation may exist, however, between an Investment Fund’s non-U.S. securities holdings and the foreign currency forward exchange contracts entered into with respect to those holdings. The precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which an Investment Fund’s securities are not denominated. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet an Investment Fund’s investment objective, such as when the Investment Manager to an Investment Fund anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Investment Fund’s investment portfolio. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Generally, Investment Funds are subject to no requirement that they hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

European Economic Risk. European financial markets have experienced volatility in recent years and have been adversely affected by concerns about rising government debt levels, credit rating downgrades, and possible default on or restructuring of government debt. These events have affected the value and exchange rate of the euro. An Investment Fund’s investments in euro-denominated (or other European currency-denominated) securities also entail the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. The governments of several member countries of the European Union (“EU”) have experienced large public budget deficits, which have adversely affected the sovereign debt issued by those countries and may ultimately lead to declines in the value of the euro. In addition, if one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. In an advisory referendum held in June 2016, the United Kingdom (“UK”) electorate voted to leave the EU, an event widely referred to as “Brexit.” On January 31, 2020, the UK officially withdrew from the EU and the UK entered a transition period which ended on December 31, 2020. On December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement (“TCA”), an agreement on the terms governing certain aspects of the EU’s and the UK’s relationship following the end of the transition period. Notwithstanding the TCA, which was subsequently ratified by the parties, following the transition period, there is likely to be considerable uncertainty as to the UK’s post-transition framework.

The impact on the UK and the EU and the broader global economy is still unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit may have a negative impact on the economy and currency of the UK and the EU as a result of anticipated, perceived or actual changes to the UK’s economic and political relations with the EU. The impact of Brexit, and its ultimate implementation, on the economic, political and regulatory environment of the UK and the EU could have global ramifications. Any of the foregoing or similar risks could have a material adverse effect on the operations, financial condition or investment returns of the Fund and/or the Adviser in general. These events, subsequent developments and future consequences of Brexit lie outside of the control of the Investment Funds and their impact cannot be reliably predicted.

It is possible that EU member countries that have already adopted the euro could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets are impossible to predict, but are likely to be negative. The exit of any country out of the euro would likely have an extremely destabilizing effect on all Eurozone countries and their economies and negatively affect the global economy as a whole, which may have substantial and adverse effects on one or more Investment Funds and thus the Master Fund and the Fund. In addition, under these circumstances, it may be difficult for an Investment Fund to value investments denominated in euros or in a replacement currency.

Leverage Utilized by the Master Fund. The Master Fund may borrow money in connection with its investment activities—i.e., the Master Fund may utilize leverage. Specifically, the Master Fund may borrow money through a credit facility to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Master Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments (i.e., to provide the Master Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Master Fund’s receipt of redemption proceeds from another Investment Fund). The Master Fund has entered into a credit facility in the form of a Note with the Lender, pursuant to which the Master Fund may borrow money from the Lender up to 25% of the value of the Master Fund’s net assets (and further subject to the Asset Coverage Requirement). See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Master Fund’s investment return if the Master Fund’s interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Master Fund pays for the use of those funds, the use of leverage will decrease the return on investments in the Fund if the Master Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Master Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008 and during the crisis relating to COVID-19. The Master Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Master Fund may terminate or refuse to renew any credit facility into which the Master Fund has entered. If the Master Fund is unable to access additional credit, it may be forced to redeem investments in Investment Funds at inopportune times, which may further depress the returns of the Master Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one-third of the value of its total assets (including the indebtedness). The Master Fund’s borrowings will at all times be subject to the Asset Coverage Requirement. The Adviser intends to limit the Master Fund’s borrowings such that the Master Fund will have asset coverage of at least 400% of its indebtedness.

In addition to borrowing money, the Master Fund may also incur economic leverage via the use of derivatives. These instruments may, in some cases, involve significant risks of loss.

Leverage Utilized by Investment Funds. The Investment Funds may also utilize leverage in their investment activities. Specifically, some or all of the Investment Funds may make margin purchases of securities and, in connection with these purchases, borrow money from brokers and banks for investment purposes. Investment Funds that utilize leverage are subject to the same risks as the Master Fund with respect to its use of leverage as set forth above, and may also be subject to the following additional risks: Trading equity securities on margin involves an initial cash requirement representing at least a percentage of the underlying security’s value. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions. In the event that an Investment Fund’s equity or debt instruments decline in value, the Investment Fund could be subject to a “margin call” or “collateral call,” under which the Investment Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of an Investment Fund’s assets, the Investment Fund might not be able to liquidate assets quickly enough to pay off its borrowing. During the financial crisis of late 2008 and during the crisis relating to COVID-19, numerous hedge funds faced margin calls and were required to sell large portions of their investments in rapid fashion so as to meet these calls. In addition, hedge funds may be forced to deleverage in a fairly short period of time in the event of market turmoil (which may cause many financial services companies to reduce or terminate the credit they extend to hedge funds) or other adverse events (such as those that occurred during the financial crisis). A substantial number of hedge funds could be forced to liquidate as a result. If an Investment Fund is required to deleverage in such fashion, its returns will likely be substantially reduced, and it may be forced to liquidate entirely if it cannot meet its margin calls or otherwise cover its outstanding indebtedness. In addition, legal and regulatory changes applicable to hedge funds and/or financial services companies generally may either force Investment Funds to deleverage or otherwise limit their ability to utilize leverage. See “Other Risks—Regulatory Change.”

The Asset Coverage Requirement does not apply to Investment Funds in which the Master Fund invests. Accordingly, the Master Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Shares may be great.

In seeking “leveraged” market exposure in certain investments and in attempting to increase overall returns, an Investment Fund may purchase options and other synthetic instruments that may involve significant economic leverage and may, in some cases, involve significant risks of loss, especially in highly volatile market conditions such as those currently being experienced.

Smaller Capitalization Issuers. Investment Funds may invest in smaller capitalization companies, including micro cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

Distressed Securities. Certain of the companies in whose securities the Investment Funds may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Investment Fund experiencing greater risks than it would if investing in higher rated instruments.

Non-Diversified Status. Each of the Fund and the Master Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s and the Master Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. The Master Fund will, however, endeavor to limit investments in any one Investment Fund to no more than 15% of the Master Fund’s gross assets (measured at the time of purchase). An Investment Manager may focus on a particular industry or industries, which may subject the Investment Fund, and thus the Master Fund and the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries.

Reverse Repurchase Agreements. Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Reverse repurchase transactions are a form of leverage that may also increase the volatility of an Investment Fund’s investment portfolio.

Purchasing Initial Public Offerings. The Investment Funds may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies, and share prices for newly-public companies have fluctuated substantially over short periods of time. Such volatility can affect the value of the Master Fund’s investment in Investment Funds that invest in these shares. The limited number of shares available for trading in some initial public offerings may make it more difficult for an Investment Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income. Initial public offerings may also produce high, double digit returns. Such returns are highly unusual and may not be sustainable. In addition, an investment in an initial public offering may have a disproportionate impact on the performance of an Investment Fund that does not yet have a substantial amount of assets. This impact on an Investment Fund’s performance may decrease as an Investment Fund’s assets increase. Further, some companies that have recently undergone initial public offerings (particularly in the technology sector) may be led by a single founder or a small number of founders. These founder-led companies may have capital structures that give founders control over all or a substantial majority of the company’s voting stock even after the company’s initial public offering and as a result, give such founders the ability to control matters submitted to stockholders for approval, including the election, removal, and replacement of directors and any merger, consolidation, or sale of all or substantially all of the company’s assets. As a corollary of those limited voting rights, investors in these founder-led companies may therefore have less ability to influence the business decisions of such companies than with other publicly traded companies. Founder-led companies also may be subject to heightened succession risk.

Special Investment Instruments and Techniques

Investment Funds may utilize a variety of special investment instruments and techniques described below to hedge the portfolios of the Investment Funds against various risks, such as changes in interest rates or other factors that affect security values, or for non-

hedging purposes in seeking to achieve an Investment Fund’s investment objective.     The Adviser, on behalf of the Master Fund, may also use these special investment instruments and techniques for either hedging or non-hedging purposes.  These strategies may be executed through derivative transactions. Instruments used and the particular manner in which they may be used may change over time as new instruments and techniques are developed or regulatory changes occur. Certain of these special investment instruments and techniques are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

 Derivatives. The Master Fund, and some or all of the Investment Funds, may invest in, or enter into, derivatives or derivatives transactions. Derivatives are financial instruments whose value is based, at least in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility, among other things, also affect the value of derivatives. Derivatives entered into by an Investment Fund or the Master Fund can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative and the portfolio of the Investment Fund or the Master Fund as a whole. Derivatives often have risks similar to their underlying assets and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, risks that the transactions may not be liquid and risks arising from leverage in derivatives, initial and variation margin and settlement payment requirements, mispricing or valuation complexity, and operational and legal issues. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may permit an Investment Manager or the Adviser to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making direct investments in specific securities or other instruments. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential effect on the performance of an Investment Fund or the Master Fund. The Adviser’s use of derivatives may include total return swaps, options and futures designed to replicate the performance of a particular Investment Fund or an Investment Fund’s underlying investments (for example, where an Investment Fund is concentrated in a given sector). The Adviser may enter into these types of derivatives for a wide array of purposes, including where, for example, an Investment Fund in which the Master Fund would like to invest does not have sufficient capacity for a direct investment on the part of the Master Fund. The Adviser may also enter into derivatives to increase or otherwise adjust market or risk exposure generally. The Master Fund does not expect to gain more than 25% of its total market exposure via such derivatives.

If an Investment Fund or the Master Fund invests in derivatives at inopportune times or incorrectly judges market conditions, the investments may lower the return of the Investment Fund or the Master Fund or result in a loss. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment and even well-conceived derivatives transactions may be unsuccessful because of market behavior or unexpected events. An Investment Fund or the Master Fund also could experience losses if derivatives are poorly correlated with its other investments, or if the Investment Fund or the Master Fund is unable to liquidate a derivatives position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Options and Futures. The Master Fund and the Investment Funds may utilize options and futures contracts and so-called “synthetic” options or other derivatives sold (or “written”) by swap dealers, broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges, futures clearing houses or in the OTC market. When options are purchased OTC, the Master Fund or the Investment Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Master Fund or an Investment Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities, indices or other financial assets or instruments.

The Master Fund and the Investment Funds may purchase call and put options on specific securities, indices or other financial assets or instruments, and may write and sell covered or uncovered (the Investment Funds only) call and put options for hedging and non-hedging purposes in pursuing the investment objectives of the Master Fund or the Investment Funds. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or other asset at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or other asset at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option on a security is a call option with respect to which the seller of the option owns the underlying security or places cash or liquid securities in a segregated account on the books of or with a custodian in an amount equal to the notional value of the underlying security less the amount of the premium received to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security above the exercise price plus the amount of the premium received or to possible continued holding of a security that might otherwise have been sold at a profit or to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian in an amount equal to the exercise price less the amount of the premium received to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security below the exercise price less the amount of the premium received while depriving the seller of the opportunity to invest the segregated assets.

The Master Fund and the Investment Funds may close out a position when buying or writing options by selling or purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously purchased or written on the security. In such a case, the Master  Fund or the Investment Fund will realize a profit or loss if the amount paid to purchase (or received to sell) an option is less (or more) than the amount received from the corresponding sale (or purchase) of the option.

Investment Funds may enter into futures contracts in U.S. markets or on exchanges located outside the United States. Non-U.S. markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Non-U.S. markets, however, may have greater risk potential than U.S. markets. In addition, any profits realized could be eliminated by adverse changes in the relevant currency exchange rate, or the Master  Fund or an Investment Fund could incur losses as a result of those changes. Transactions on non-U.S. exchanges may include both futures contracts that are traded on U.S. exchanges and those that are not. Unlike trading on U.S. futures exchanges, trading on non-U.S. exchanges is not regulated by the U.S. Commodity Futures Trading Commission (“CFTC”).

Engaging in transactions in futures contracts involves risk of loss to the Master Fund or the Investment Fund that could adversely affect the value of the Master Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Master Fund of margin deposits in the event of bankruptcy of a broker (known as a “futures commission merchant” or “FCMs”) with which the Master Fund or an Investment Fund has open positions in one or more futures contracts. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Master Fund or the Investment Funds to substantial losses. Successful use of futures also is subject to the Adviser’s or an Investment Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Commodity Futures Contracts and Options. Investment Funds may invest in commodity futures contracts and options thereon. Trading in commodity interests may involve substantial risks. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and an Investment Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in the futures contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have reached the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent an Investment Fund from promptly liquidating unfavorable positions and could subject such Investment Fund and, therefore, the Master Fund to substantial losses. In addition, Investment Funds may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the CFTC may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract, or order that trading in a particular contract be conducted for liquidation only.

Trading in commodity futures contracts and options is a highly specialized activity which may entail greater than ordinary investment or trading risks. The price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional margin requirements, investors may close out futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, from the point of view of speculators, the margin requirements in the futures market are typically less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Successful use of stock index futures contracts by an Investment Fund also is subject to its Investment Manager’s ability to predict correctly movements in the direction of the market. Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair an Investment Fund’s, and, therefore, the Master Fund’s, ability to manage or hedge its investment through the use of derivatives.

Under CFTC regulations, FCMs are required to maintain a client’s assets in a segregated account. If a FCM used by an Investment Fund fails to properly segregate, the Investment Fund may be subject to a risk of loss of the margin on deposit with the FCM in the event of the FCM’s bankruptcy. In addition, under certain circumstances, such as the inability of another client of the FCM or the FCM itself to satisfy substantial deficiencies in such other client’s account, the Investment Fund may be subject to a risk of loss of its margin on deposit with its FCM, even if such margin funds are properly segregated. In the case of any such bankruptcy or other client loss, the Investment Fund might recover, even in respect of property specifically traceable to the Investment Fund, only a pro rata share of all property available for distribution to all of the FCM’s clients, and each of the Fund and Master Fund may suffer a loss as a result.

Non-U.S. Futures Transactions. Investment Funds may invest in non-U.S. futures contracts and in options thereon. Non-U.S. futures transactions involve executing and clearing trades on a non-U.S. exchange. This is the case even if the non-U.S. exchange is formally “linked” to a U.S. exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. No U.S. organization regulates the activities of a non-U.S. exchange, including the execution, delivery, and clearing of transactions on such an exchange, and no U.S. regulator has the power to compel enforcement of the rules of the non-U.S. exchange or the laws of non-U.S. countries. Moreover, such laws or regulations will vary depending on the country in which the transaction occurs. For these reasons, Investment Funds which trade on non-U.S. exchanges may not be afforded certain of the protections which apply to U.S. commodity futures transactions, including the right to use U.S. alternative dispute resolution procedures. In particular, funds received from Investment Funds to margin non-U.S. futures transactions may not be provided the same protections as funds received to margin futures transactions on U.S. exchanges. In addition, the price of any non-U.S. futures or option contract, and therefore, the potential profit and loss resulting therefrom, may be affected by any fluctuation in the foreign exchange rate between the time the order is placed and the non-U.S. futures contract is liquidated or the non-U.S. option contract is liquidated or exercised.

Possible Effects of Speculative Position Limits. The CFTC and the U.S. commodities exchanges have established limits referred to as “speculative position limits” on the maximum net long or short speculative futures positions that any person may hold or control in certain derivatives traded on U.S. commodities exchanges. All accounts owned or managed by a commodity trading advisor, its principals and their affiliates generally will be combined for position limit purposes. Because futures position limits allow a commodity trading advisor, its principals and their affiliates to control only a limited number of contracts in any one commodity, the Adviser and each Investment Manager and their principals and affiliates are potentially subject to a conflict among the interests of all accounts the Investment Manager and its principals and their affiliates control which are competing for shares of that limited number of contracts. Although each Investment Manager may be able to achieve the same or similar performance results with OTC substitutes for futures contracts (except as described below), the OTC market may be subject to differing prices, lesser liquidity and greater counterparty credit risks than the U.S. exchange-traded market. Each Investment Manager may be required to reduce the size or number of positions that would otherwise be held for an Investment Fund or not trade in certain markets on behalf of the Investment Fund in order to avoid exceeding such limits. Modification of trades that would otherwise be made by an Investment Fund, if required, could adversely affect the Investment Fund’s operations and profitability. A violation of speculative position limits by the Adviser or an Investment Manager could lead to regulatory action materially adverse to an Investment Fund’s prospects for profitability.

Periodically, the CFTC and exchanges change the position limits to which futures, options on futures and some swaps are subject. To the extent these contracts are traded, the Master Fund may be constrained by how many contracts it may trade. The CFTC has also modified the bona fide hedging exemption for which certain swap dealers were previously eligible, which could limit the amount of speculative OTC transaction capacity each such swap dealer would have available for an applicable Investment Fund.

The speculative position limits of the CFTC and U.S. commodities exchanges are subject to change. Any new or additional position limits imposed on an Investment Manager, its principals and affiliates may impact the Investment Fund’s ability to invest in a manner that most efficiently meets its investment objective.

Forward Trading. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and other swap dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is less regulated than futures trading: There is no limitation on daily price movements, and speculative position limits are currently not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by Investment Managers because of unusually high trading volume, political intervention, or other factors. The imposition of controls by governmental authorities might also limit such forward trading to less than that which the Investment Managers would otherwise recommend, to the possible detriment of the Master Fund and thus the Fund. Market illiquidity or disruption could result in major losses to the Master Fund and thus the Fund. In addition, Investment Funds in which the Master Fund has an interest may be exposed to credit risks with regard to counterparties with whom the Investment Managers trade, as well as risks relating to settlement default. Such risks could result in substantial losses to the Master Fund and thus the Fund. To the extent possible, the Adviser will endeavor to select Investment Funds having Investment Managers which it believes will deal only with counterparties which are creditworthy and reputable institutions, but such counterparties may not be rated investment grade.

Call and Put Options on Securities Indices. The Master Fund or Investment Funds may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the OTC market for hedging purposes and non-hedging purposes in seeking to achieve the investment objectives of the Master Fund or the Investment Funds. A stock index fluctuates with changes in the market values of the stocks in the index. Successful use of options on stock indexes will be subject to the Adviser’s or an Investment Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks.

Warrants and Rights. Investment Funds may invest in warrants and rights. Warrants are instruments that permit, but do not obligate, their holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any interest in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Swap Agreements. The Master Fund or an Investment Fund may enter into  OTC swap contracts or cleared swap transactions, which include equity, interest rate, and index and currency rate swap agreements. These transactions will be undertaken in attempting to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Master Fund or an Investment Fund had invested directly in the asset that yielded the desired return. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other assets or instruments. In a standard OTC swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined reference investments or instruments, which may be adjusted for an interest factor. The amounts to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at, for example, a particular interest rate, in a particular non-U.S. currency, or in a “basket” of reference securities representing a particular index. Most swap agreements entered into by the Master Fund or an Investment Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). If the other party to a swap defaults, the Master Fund’s or the Investment Fund’s risk of loss consists of the net amount of payments that the Master Fund or the Investment Fund contractually is entitled to receive. Although the terms of a swap may provide for termination rights, there can be no assurance that an Investment Fund will be able to terminate the swap. To achieve investment returns equivalent to those achieved by an Investment Manager in whose Investment Fund the Master Fund could not invest directly, perhaps because of its investment minimum or its unavailability for direct investment, the Master Fund may enter into one or more swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate, and to receive the total return of the reference Investment Fund over a stated time period. The Master Fund may seek to achieve the same investment result through the use of other derivatives in similar circumstances. The U.S. federal income tax treatment of swap agreements and other derivatives as described above is unclear. Swap agreements and other derivatives used in this manner may be treated as a “constructive ownership of the reference property,” which may result in all or a portion of any long-term capital gain being treated as ordinary income.  Cleared swap transactions held may help reduce counterparty credit risk. In a cleared swap, the Master Fund’s or an Investment Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are generally not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or nonperformance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Master Fund or Investment Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis. The Master Fund or an Investment Fund may pay fees or incur costs each time it enters into, amends or terminates a swap agreement.

Lending Portfolio Securities. Investment Funds may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Investment Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable in respect of the loaned securities, which affords the Investment Fund an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. In connection with any such transaction, the Investment Fund will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. An Investment Fund might experience loss if the institution with which the Investment Fund has engaged in a portfolio loan transaction breaches its agreement with the Investment Fund.

When-Issued and Forward Commitment Securities. Investment Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by an Investment Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Investment Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If an Investment Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. The risk exists that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by an Investment Fund on a forward basis will not honor its purchase obligation. In such cases, an Investment Fund may incur a loss.

Restricted and Illiquid Investments. Although the Adviser anticipates that most Investment Funds will invest primarily in publicly traded securities, they may invest a portion of the value of their total assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

When registration is required to sell a security, an Investment Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Investment Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, an Investment Fund might obtain a less favorable price than the price that prevailed when the Investment Fund decided to sell. Investment Funds may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased the securities. The Master Fund’s interests in Investment Funds are themselves illiquid and subject to substantial restrictions on transfer.

The Master Fund’s ability to liquidate an interest in an Investment Fund will likely be limited. The Master Fund is subject to certain Investment Funds’ initial lock-up periods beginning at the time of the Master Fund’s initial investment in an Investment Fund, during which the Master  Fund may not withdraw its investment. In addition, certain Investment Funds may at times elect to suspend completely or limit withdrawal rights for an indefinite period of time in response to market turmoil or other adverse conditions (such as those experienced by many hedge funds for a period of time commencing in late 2008 and during the crisis relating to COVID-19). Investment Funds may also assess fees for redemptions or other withdrawals. The limited liquidity of these Investment Funds’ interests may adversely affect the Master Fund were it to have to sell or redeem such interests at an inopportune time. The Master Fund and the Fund may need to suspend or postpone repurchase offers if the Master Fund is not able to dispose of its interests in Investment Funds in a timely manner.

Private companies, especially private technology companies, in the early phases of their life cycle may rely on projected rapid growth of their revenues and/or user base for a substantial portion of their current valuation. Such projections may assume that current levels of rapid growth rate will continue for an extended period. If this projected growth rate were to slow substantially, the value of such companies’ shares may be adversely affected.

Private companies have no obligation to become public or otherwise pursue an exit strategy that would allow existing investors to readily dispose of their interests or exit the investment. Even if such a company intends to pursue an exit strategy, the planned exit strategy may be impaired or delayed indefinitely depending on market circumstances or other factors beyond their control.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-accounts within the Investment Funds in which certain assets (which generally are illiquid and/or hard to value) are held and segregated from the Investment Fund’s other assets until some type of realization event occurs. Side pockets thus have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Master Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the value of its investment in such Investment Fund could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Manager. In addition, if an Investment Fund establishes a side pocket prior to the Master Fund’s investing in the Investment Fund, the Master Fund (and thus the Fund and the Shareholders) may not be exposed to the performance of the Investment Fund’s assets held in the side pocket.

Counterparty Credit Risk. Many of the markets in which the Master Fund and the Investment Funds effect their transactions are OTC or “interdealer” markets. With the exception of certain counterparties such as OTC swap dealers, the participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. To the extent the Master Fund or an Investment Fund invests in swaps, other derivatives or synthetic instruments, or other OTC transactions in these markets, the Master Fund or Investment Fund may take credit risk with regard to parties with which it trades and also may bear the risk of payment or settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections and require separately negotiated documentation, which in turn may subject the Master Fund to the risk that a counterparty will not margin or settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such “counterparty risk” is increased for contracts with longer maturities when events may intervene to prevent settlement. The ability of the Master Fund and the Investment Funds to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses by the Master Fund. In addition, the Master Fund and the Investment Funds are subject to the risk that a counterparty may be unable to settle a transaction due to such counterparty’s insolvency, inability to access sufficient credit, or other business factors.

Fixed Income and Convertible Bond Arbitrage. Fixed income arbitrage is an investment strategy which involves taking opposite positions in the market with respect to a bond in an effort to profit from small price discrepancies while limiting interest rate risk. Convertible bond arbitrage involves a similar concept with respect to convertible securities, in which an investor purchases convertible securities while simultaneously selling short the issuer’s common stock in an effort to profit from a potential inefficiency in the value of a convertible security relative to the issuer’s common stock. The success of the investment activities of an Investment Fund involved in fixed income and convertible bond arbitrage will depend on the ability of the Investment Fund to identify and exploit price discrepancies in the market. Identification and exploitation of market opportunities involve uncertainty. No assurance can be given that the Investment Fund will be able to locate investment opportunities or to exploit price discrepancies correctly. A reduction in the pricing inefficiency of the markets in which the Investment Fund will seek to invest will reduce the scope for the investment strategies of the Investment Fund. In the event that the perceived mispricings underlying the positions of the Investment Fund were to fail to materialize as expected by the Investment Fund, the Investment Fund could incur a loss. Fixed income and convertible bond arbitrage strategies often involve substantial amounts of leverage in an effort to reap large returns from small inefficiencies. If an Investment Fund utilizes substantial leverage in implementing such strategies, the impact on the volatility of, as well as the potential loss to, the Investment Fund and thus the Fund and the Master Fund, could accordingly be substantial.

Other Instruments and Future Developments. An Investment Fund may take advantage of opportunities in the area of swaps, options on various underlying instruments, and certain other customized “synthetic” or derivative instruments, which will be subject to varying degrees of risk. In addition, an Investment Fund may take advantage of opportunities with respect to certain other “synthetic” or derivative instruments which are not presently contemplated, or which are not presently available, but which may be developed and which may be subject to significant degrees of risk.

Offshore Fund Not Registered Under 1940 Act; Not Required to File Reports Under 1934 Act. The Offshore Fund is not registered as an investment company under the 1940 Act. The Fund, which invests substantially all of its assets in the Offshore Fund, does not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies with respect to its investment in the Offshore Fund. In addition, the Offshore Fund will not be requested to file and issue periodic reports to its shareholders, including the Fund, under the 1934 Act. Shareholders accordingly will not receive such reports regarding the activities of the Offshore Fund. The Fund, however, will control the Offshore Fund, making it unlikely that the Offshore Fund will take action contrary to the interests of Shareholders of the Fund.

Risks of Fund of Hedge Funds Structure

The Investment Funds are not registered as investment companies under the 1940 Act. The Fund, as an investor in these Investment Funds through its investment in the Master Fund, does not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies.  Although the Adviser periodically receives information from each Investment Fund regarding its investment performance and investment strategy, the Adviser may have little or no means of independently verifying this information. An Investment Fund may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. Investment Managers may change their investment strategies (i.e., may experience style drift) at any time. In addition, the Fund, the Master Fund and the Adviser have no control over the Investment Funds’ investment management, brokerage, custodial arrangements or operations and must rely on the experience and competency of each Investment Manager in these areas. The performance of the Fund depends on the success of the Adviser in selecting Investment Funds for investment by the Master Fund and the allocation and reallocation of Master Fund assets among those Investment Funds.

The Investment Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies. It is anticipated that the Investment Funds in which the Master Fund invests generally will maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as required in the case of registered investment companies. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any such brokerage firm could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Investment Manager could convert assets committed to it by the Master Fund for its own use or that a custodian could convert assets committed to it by an Investment Manager to its own use.

For the Fund to complete its tax reporting requirements and provide an audited annual report to Shareholders, it must receive timely information from the Master Fund, which in turn must receive timely information from the Investment Funds. Investment Managers typically experience delays in providing the necessary tax information, thereby causing a delay in the Adviser’s preparation of tax information for investors. This delay will require Shareholders to seek extensions on the time to file their tax returns. An investor in the Fund meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Investment Funds. By investing in the Investment Funds via the Fund (through its investment in the Master Fund), an investor in the Fund indirectly bears a portion of the Adviser’s Management Fee and other expenses of the Master Fund, and also indirectly bears a portion of the asset-based fees, incentive fees and other expenses borne by the Master Fund as an investor in the Investment Funds. Each Investment Manager receives any incentive-based fees to which it is entitled irrespective of the performance of the other Investment Funds and the Master  Fund generally. As a result, an Investment Manager with positive performance may receive compensation from the Fund, in the form of the asset-based fees, incentive-based fees and other expenses payable by the Fund as an indirect investor in the relevant Investment Fund (through its investment in the Master Fund), even if the Fund’s overall returns are negative. Investment decisions of the Investment Funds are made by the Investment Managers independently of each other so that, at any particular time, one Investment Fund may be purchasing shares in an issuer that at the same time are being sold by another Investment Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result, which may result in the pursuit of opposing investment strategies or result in performance that correlates more closely with broader market performances. Because the Master Fund may make additional investments in or redemptions from Investment Funds only at certain times according to limitations set out in the governing documents of the Investment Funds, the Fund or the Master Fund from time to time may have to invest some of its assets temporarily in money market securities or money market funds, among other similar types of investments.

Investment Funds may permit or require that redemptions of interests be made in kind. Upon its redemption of all or a portion of its interest in an Investment Fund, the Fund may receive securities that are illiquid or difficult to value. In such a case, the Adviser would seek to cause the Master Fund to dispose of these securities in a manner that is in the best interest of the Master Fund. The Master Fund may not be able to withdraw from an Investment Fund except at certain designated times, limiting the ability of the Adviser to redeem assets from an Investment Fund that may have poor performance or for other reasons.

Other risks that the Adviser believes are associated with the Fund’s fund of hedge funds investment approach include:

Development and Implementation of Global Macro Trading Systems. Investment Managers may implement global macro investment strategies via quantitative trading. In that connection, Investment Managers may employ quantitatively-based financial/analytical trading systems to aid in the selection of investments for an Investment Fund, to allocate investments across various asset classes and types and to determine the risk profile of the Investment Fund. The use of these trading systems in an Investment Fund’s investment and trading activities involves special risks, both in the development of the trading systems and in their implementation. The accuracy of the trading signals (i.e., indicators of when a trade may be desirable) produced by the trading systems is dependent on a number of factors, including without limitation the analytical and mathematical foundation of the trading systems, the accurate incorporation of such principles in a complex technical and coding environment, the quality of the data introduced into the trading systems and the successful deployment of the trading systems’ output into the investment process. Software development and implementation errors and other types of trading system or human errors are an inherent risk of employing complex quantitatively-based trading systems in investment and trading processes. Trading systems may operate or be operated erroneously. Such errors may result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, the failure to properly gather and organize available data, and/or the failure to take certain hedging or risk reducing actions. These errors, including errors that appear in software codes from time to time, may be very hard to detect, may go undetected for long periods of time, or may never be detected. The degradation or impact caused by errors may be compounded over time. Such errors could, at any time, have a material adverse effect on the performance of an Investment Fund.

Other risks of such trading systems include:

Trading Systems with Discretion. Although an Investment Fund’s global macro trading strategies may be reliant on technology, discretionary decisions may be used on occasion within trading systems. There may be some trading systems where discretionary decisions are a large component of the trading system. Trade opportunities within such a trading system may be subject to qualitative scrutiny and modification or approval by Investment Managers before execution. Such discretionary trading decisions or modifications require the exercise of judgment by the Investment Managers. Investment Managers may, at times, decide to modify or not to make certain trades recommended by a trading system. Additionally, in an attempt to improve results and/or achieve other specified objectives, certain Investment Managers have the ability, under certain circumstances, to delay trading or to execute trades on behalf of an Investment Fund that are either not derived from any one of the trading systems or are based on instructions from the Investment Manager. There can be no assurance that the Investment Managers have or will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on the Investment Fund’s investments. Prices of the Investment Fund’s investments may be volatile and a variety of factors that are inherently difficult to predict may significantly affect the results of the Investment Fund’s, and thus the Master Fund’s, activities and the value of its investments.

Effectiveness of Trading Systems. The success of an Investment Fund’s investment and trading activities will depend, to some degree, on the effectiveness of the Investment Manager’s trading systems. There can be no assurance that the trading systems are currently effective or, if currently effective, that they will remain effective during the existence of the Investment Fund. Trading systems are generally back-tested, to the extent practicable, prior to implementation on the basis of historical data. For example, event driven strategies may not be capable of being back-tested. Even if all of the assumptions underlying the trading systems were met exactly, the trading systems can only make a prediction, not afford certainty. Changes in underlying market conditions can adversely affect the performance of trading systems. There is no guarantee that such trading systems will continue to be effective in changing market conditions, and past performance is no indication of future performance or returns. Further, most statistical procedures cannot fully match the complexity of the financial markets and, as such, results of their application are uncertain. Because the financial markets are constantly evolving, most trading systems eventually require replacement or enhancement. There is no guarantee that such replacement or enhancement will be implemented on a timely basis or that it will be successful. The use of a trading system that is not effective or not completely effective could, at any time, have a material adverse effect on the performance of an Investment Fund and thus the Master Fund.

Technological Failures. The successful deployment of an Investment Fund’s trading systems, the implementation and operation of these trading systems and any future trading systems, and various other critical activities of the Investment Managers could be severely compromised by unforeseeable software or hardware malfunction and other technological failures, power loss, software bugs and errors, malicious code such as “worms,” viruses, or “system crashes,” fire or water damage, or various other events or circumstances either within or beyond the Investment Manager’s control. Software bugs and errors, in particular, and their ensuing risks are an inherent part of technology-based analytics, systems and models. Any event that interrupts an Investment Manager’s computer and/or telecommunications operations could result in, among other things, the inability to establish, modify, liquidate, or monitor the Investment Fund’s investments and, for those and other reasons, could have a material adverse effect on the operating results, financial condition, activities and prospects of the Investment Fund and thus the Master Fund.

Valuation. Certain securities and other financial instruments in which the Investment Funds invest may not have a readily ascertainable market price and will be fair valued by the Investment Managers. Such a valuation generally will be conclusive with respect to the Master Fund and the Fund, even though an Investment Manager may face a conflict of interest in valuing the securities, as their value will affect the Investment Manager’s compensation. In most cases, the Adviser will have no ability to assess the accuracy of the valuations received from an Investment Fund. In addition, the NAVs or other valuation information received by the Adviser from the Investment Funds will typically be estimates only, subject to revision through the end of each Investment Fund’s annual audit. Revisions to the gain and loss calculations will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final until the annual audit of each Investment Fund is completed.

Securities Believed to Be Undervalued or Incorrectly Valued. An Investment Manager may invest in securities that an Investment Manager believes are fundamentally undervalued or incorrectly valued, but such securities may not ultimately be valued in the capital markets at prices and/or within the timeframe the Investment Manager anticipates. As a result, the Master Fund may lose all or substantially all of its investment in an Investment Fund in any particular instance.

Investment Funds’ Turnover Rates. The Investment Funds may invest on the basis of short-term market considerations. The turnover rate within the Investment Funds may be significant, potentially involving substantial brokerage commissions and fees. Neither the Fund nor the Master Fund has control over this turnover. As a result, it is anticipated that a significant portion of the Fund’s income and gains, if any, may be derived from ordinary income and short-term capital gains. In addition, the redemption by the Master Fund of its interest in an Investment Fund could involve expenses to the Master Fund under the terms of the Master Fund’s investment with that Investment Fund, which, in due proportion, would be indirectly borne by the Fund.

Investment Managers May Have Limited Capacity to Manage Additional Master Fund Investments. Certain Investment Managers’ trading approaches presently can accommodate only a certain amount of capital. Each Investment Manager will normally endeavor not to undertake to manage more capital than such Investment Manager’s approach can accommodate without risking a potential deterioration in returns. As a result, an Investment Manager may refuse to manage some or all of the Master Fund’s assets that the Adviser seeks to allocate to such Investment Manager. Further, in the case of Investment Managers that limit the amount of additional capital that they will accept from the Master Fund, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Investment Manager.

Dilution. If an Investment Manager limits the amount of capital that may be contributed to an Investment Fund from the Master Fund, or if the Master Fund declines to purchase additional interests in an Investment Fund, continued sales of interests in the Investment Fund to others may dilute the returns for the Master Fund from the Investment Fund.

Investments in Non-Voting Stock; Inability to Vote. Investment Funds may, consistent with applicable law, not disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor whether holdings of the Investment Funds cause the Master Fund to be above specified levels of ownership in certain asset classes. To avoid adverse regulatory consequences in such a case, the Master Fund may need to hold its interest in an Investment Fund in non-voting form. Additionally, in order to avoid becoming subject to certain 1940 Act prohibitions with respect to affiliated transactions, the Master Fund intends to own less than 5% of the voting securities of each Investment Fund. This limitation on owning voting securities is intended to ensure that an Investment Fund is not deemed an “affiliated person” of the Master Fund for purposes of the 1940 Act, which may, among other things, potentially impose limits on transactions with the Investment Funds, both by the Master Fund and other clients of the Adviser. To limit its voting interest in certain Investment Funds, the Master Fund may enter into contractual arrangements under which the Master Fund irrevocably waives its rights (if any) to vote its interest in an Investment Fund. The Master Fund will not receive any consideration in return for entering into a voting waiver arrangement. Other investment funds or accounts managed by the Adviser may also waive their voting rights in a particular Investment Fund. Subject to the oversight of the Master Fund’s Board of Trustees, the Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Adviser in the particular Investment Fund. These voting waiver arrangements may increase the ability of the Master Fund to invest in certain Investment Funds. However, to the extent the Master Fund contractually forgoes the right to vote the securities of an Investment Fund, the Master Fund will not be able to vote on matters that require the approval of the interest holders of the Investment Fund, including matters adverse to the Master Fund’s and the Fund’s interests. This restriction could diminish the influence of the Master Fund in an Investment Fund, as compared to other investors in the Investment Fund (which could include other investment funds or accounts managed by the Adviser, if they do not waive their voting rights in the Investment Fund), and adversely affect the Master Fund’s investment in the Investment Fund, which could result in unpredictable and potentially adverse effects on Shareholders. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in some situations where the Master Fund owns less than 5% of the voting securities of an Investment Fund. In these circumstances, transactions between the Master Fund and an Investment Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Master Fund has entered into a voting waiver arrangement.

Repurchase Risks

With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be 95 days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund up to 85 days prior to the Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s NAV as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Expiration Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund. Moreover, because the Notice Date will be substantially in advance of the Valuation Date, Shareholders who tender Shares of the Fund for repurchase will receive their repurchase proceeds well after the Notice Date. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Master Fund (and, therefore, the Fund) is subject to certain Investment Funds’ initial lock-up periods beginning at the time of the Master Fund’s initial investment in an Investment Fund, during which the Master Fund (and, therefore, the Fund) may not withdraw its investment. In addition, certain Investment Funds may at times elect to suspend completely or limit withdrawal rights for an indefinite period of time in response to market turmoil or other adverse conditions (such as those experienced by many hedge funds for a period of time commencing in late 2008 and during the crisis relating to COVID-19). During such periods, the Master Fund (and, therefore, the Fund) thus may not be able to liquidate its holdings in such Investment Funds in order to meet repurchase requests. In addition, should the Master Fund seek to liquidate its investment in an Investment Fund that maintains a side pocket, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. The Master Fund (and, therefore, the Fund) may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Fees And Expenses Paid On Investment Of Dollar 1000 Assuming 5 Percent Annual Return [Member]
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

You would pay the following fees and expenses  (including the sales load) on a $1,000 investment, assuming a 5% annual return and that the Fund’s operating expenses remain the same:†

1 Year	3 Years	5 Years	10 Years
$192	$517	$845	$1,677

Actual expenses may be greater or lesser than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example.

† On an investment of $50,000 the Example would be as follows:

Expense Example, Year 01	$ 192
Expense Example, Years 1 to 3	517
Expense Example, Years 1 to 5	845
Expense Example, Years 1 to 10	$ 1,677
Fees And Expenses Paid On Investment Of Dollar 50000 Assuming 5 Percent Annual Return [Member]
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

You would pay the following fees and expenses  (including the sales load) on a $50,000 investment, assuming a 5% annual return and that the Fund’s operating expenses remain the same:

1 Year	3 Years	5 Years	10 Years
$9,589	$25,865	$42,272	$83,870

Expense Example, Year 01	$ 9,589
Expense Example, Years 1 to 3	25,865
Expense Example, Years 1 to 5	42,272
Expense Example, Years 1 to 10	$ 83,870
General Economic And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of security prices and liquidity of the Fund’s investments. Unexpected volatility or lack of liquidity, such as the general market conditions that prevailed during the 2008 financial crisis and during the crisis relating to COVID-19, could impair the Fund’s profitability or result in its suffering losses.

Market And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may  change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund, and the underlying Investment Funds in which the Fund invests, own and the markets in which the securities trade.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as COVID-19 (the “Coronavirus”), persists for an extended period of time. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.

The Coronavirus has had, and is expected to continue to have, a material adverse impact on local economies in the affected jurisdictions and also on the global economy, as cross border commercial activity and market sentiment are increasingly impacted by the Coronavirus and government and other measures seeking to contain its spread. The global impact of the Coronavirus has continued to evolve and has, at times, created disruption in supply chains, and adversely impacted a number of industries, including but not limited to retail, transportation, hospitality and entertainment. In addition to these developments having adverse consequences for certain companies and other issuers in which the Fund invests and the value of the Fund’s investments therein, the operations of the Adviser (including those relating to the Fund) could be impacted adversely, including through quarantine measures and travel restrictions imposed on the Adviser’s or service providers’ personnel located in affected countries, regions or local areas, or any related health issues of such personnel. Any of the foregoing events could materially and adversely affect the Adviser’s ability to source, manage and divest investments on behalf of the Fund and pursue the Fund’s investment objectives and strategies. Similar consequences could arise with respect to other infectious diseases. Given the significant economic and financial market disruptions associated with the Coronavirus pandemic, it is expected that the valuation and performance of the Fund’s investments may be impacted adversely. Public health emergencies (such as spread of infectious diseases, epidemics or pandemics) may occur in the future and present these and other types of similar risks.

Highly Volatile Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Highly Volatile Markets. Financial markets may be highly volatile from time to time. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts are influenced by, among other things, interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Intervention often is intended directly to influence prices and may, together with other factors, cause all such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. An Investment Fund also is subject to the risk of the failure of any exchanges on which its positions trade, of their clearinghouses, of any counterparty to an Investment Fund’s transactions or of any service provider to an Investment Fund (such as an Investment Fund’s “prime broker”). In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Investment Funds are subject to the risk that trading activity in securities in which the Investment Funds invest may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single issuer or a market sector or other factors. If trading in particular securities or classes of securities is impaired, it may be difficult for an Investment Fund to properly value any of its assets represented by such securities. For valuation risks to which Investment Funds may be subject, see “Types of Investments and Related Risks—Risks of Fund of Hedge Funds Structure—Valuation.”

Events in the financial sector during late 2008 and during the crisis relating to COVID-19,  resulted in an unusually high degree of volatility in the financial markets, both domestic and foreign, and similar market disruption could occur again in the future. More recently, concerns about political instability, questions about the strength and sustainability of the U.S. economic recovery, concerns about the growing federal debt and slowing growth in China, are factors which continue to concern the financial markets and create volatility. The Master Fund may invest in Investment Funds that have substantial exposure to the securities of financial services companies. Issuers that have exposure to the real estate, mortgage and credit markets may be particularly affected by subsequent adverse events affecting these sectors and general market turmoil. Moreover, legal or regulatory changes applicable to financial services companies may adversely affect such companies’ ability to generate returns and/or continue certain lines of business. See “Other Risks—Regulatory Change.”

Hedge funds may be forced to “deleverage” by selling large portions of their investments in a fairly short period of time in the event of market turmoil (which may cause many financial services companies to reduce or terminate the credit they extend to hedge funds) or other adverse events (such as the conditions that occurred during the financial crisis). If an Investment Fund is required to deleverage in such fashion, its returns will likely be substantially reduced, and it may be forced to liquidate entirely if it cannot cover its outstanding indebtedness. See “Types of Investment and Related Risks—Investment Related Risks—Leverage Utilized by the Master Fund” and “Types of Investment and Related Risks—Investment Related Risks—Leverage Utilized by Investment Funds.” The Master Fund may take a position in Investment Funds that invest in the publicly traded and privately placed equity or other securities of companies in the information technology and Internet sectors. These investments are subject to inherent market risks and fluctuations as a result of company earnings, economic conditions and other factors beyond the control of the Adviser. The public equity markets have in the past experienced significant price volatility.

General Risks Of Securities Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Securities Activities. All securities investing and trading activities risk the loss of capital. Although the Adviser will attempt to moderate these risks, no assurance can be given that the  Master Fund’s investment activities will be successful or that Shareholders will not suffer losses. To the extent that the portfolio of an Investment Fund is concentrated in securities of a single issuer or issuers in a single industry, the risk of any investment decision made by the Investment Manager of such Investment Fund is increased. Following below are some of the more significant specific risks that the Adviser and the Fund believe are associated with the Investment Funds’ styles of investing.

Equity Securities One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities. Investment Funds may hold long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. Investment Funds also may invest in depositary receipts or shares relating to non-U.S. securities. See “Types of Investment and Related Risks – Investment Related Risks – Non-U.S. Securities.” In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions. Investment Funds may purchase securities in all available securities trading markets and may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro cap companies. During periods when equity securities experience heightened volatility, an Investment Fund’s investments in equity securities may be subject to heightened risks during periods of market, economic or financial uncertainty or distress. See “Smaller Capitalization Issuers.”

Bond And Other Fixed Income Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bonds and Other Fixed Income Securities. Investment Funds may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. Investment Funds will invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. government securities”) or by a non-U.S. government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Investment Funds may face a heightened level of interest rate risk in times of monetary policy change and uncertainty,  such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The duration of a fixed income security is an attempt to quantify and estimate how much the security’s price can be expected to change in response to changing interest rates. For example, when the level of interest rates increases by 1%, a fixed income security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. Accordingly, securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

Investment Funds may invest in fixed income securities rated investment grade or  non-investment grade (commonly referred to as “high yield/high risk securities” or “junk bonds”) and may invest in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa3 by one or more agencies, including Moody’s Investors Service, Inc. (“Moody’s”), below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or the equivalent by another nationally recognized rating organization, or if unrated considered by an Investment Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. An Investment Fund’s investments in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. Fixed income securities are also susceptible to liquidity risk (i.e., the risk that certain investments may become difficult to purchase or sell).

Fixed income securities may experience reduced liquidity due to the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed income securities, which may occur to the extent traditional dealer counterparties that engage in fixed income trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time. Liquidity risk also may be magnified in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts quantitative easing program and/or changes rates, or other circumstances where investor redemptions from fixed income mutual funds, exchange-traded funds or hedge funds may be higher than normal, causing increased supply in the market due to selling activity.

Mortgage Backed Securities One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Backed Securities. Investment Funds may invest in mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments on mortgage-backed securities are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Investments in mortgage-backed securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected, which may adversely affect an Investment Fund’s performance by forcing the Investment Fund to reinvest at a lower interest rate. Prepayment rates can shorten or extended the average life of an Investment Fund’s mortgage securities. Rates of prepayment which are faster or slower than anticipated by an Investment Manager may reduce yields, increase volatility and/or cause an Investment Fund to lose NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Further, particular investments may underperform relative to hedges that the Investment Funds may have entered into for these investments, resulting in a loss to the Investment Fund. In particular, prepayments (at par) may limit the potential upside of many mortgage-backed securities to their principal or par amounts, whereas their corresponding hedges often have the potential for large losses.

The Investment Funds may also invest in structured notes, variable rate mortgage-backed securities, including adjustable-rate mortgage securities (“ARMs”), which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation (“CMO”) derivatives, the rate of interest payable under which varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and which also interact in a complex fashion with prepayment risks.

Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Investment Fund. So-called “subprime” mortgages (mortgage loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages) have experienced higher rates of delinquency in recent years. Increased mortgage delinquencies may adversely impact the market for mortgage-backed securities generally (including derivatives or other instruments linked to the value of such securities) and lead to turmoil in the credit markets generally, as happened in the period beginning in 2007. In particular, holders of mortgage-backed securities may experience great difficulty in valuing such securities if there is a reduced market for mortgage-backed securities (as happened during the same period). The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Investment Funds’ investments in mortgage-backed securities. See “Types of Investments and Related Risks—Investment Related Risks—Highly Volatile Markets” and “Types of Investments and Related Risks—Risks of Fund of Hedge Funds Structure—Valuation.”

Non U S Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Securities. Investment Funds may invest in securities of non-U.S. issuers and in depositary receipts or shares (of both a sponsored and non-sponsored nature), such as American Depositary Receipts, American Depositary Shares, Global Depositary Receipts or Global Depositary Shares (referred to collectively as “ADRs”), which represent indirect interests in securities of non-U.S. issuers. Sponsored depositary receipts are typically created jointly by a foreign private issuer and a depositary. Non-sponsored depositary receipts are created without the active participation of the foreign private issuer of the deposited securities. As a result non-sponsored depositary receipts may be viewed as riskier than depositary receipts of a sponsored nature. Non-U.S. securities in which Investment Funds may invest may be listed on non-U.S. securities exchanges or traded in non-U.S. over-the-counter markets (“OTC”). Investments in non-U.S. securities are subject to risks generally viewed as not present in the United States. These risks include: varying custody, brokerage and settlement practices; difficulty in pricing of securities; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the lack of availability of financial information regarding a non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; less liquidity and more volatility in non-U.S. securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Governmental issuers of non-U.S. securities may also be unable or unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in non-U.S. countries typically also involves higher brokerage and custodial expenses than does investment in U.S. securities.

The risks associated with investing in non-U.S. securities may be greater with respect to those issued by companies located in emerging market or less developed countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar. Additionally, companies in emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and recordkeeping compared to those in more developed countries and therefore, material information related to an investment may not be available or reliable.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Investment Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Investment Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, companies, entities and/or individuals may adversely affect an Investment Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Investment Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer an Investment Fund’s assets back into the United States, or otherwise adversely affect the Investment Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Investment Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Investment Fund holds illiquid investments, its portfolio may be harder to value or sell.

Short Sales [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales. An Investment Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its Investment Manager believes possess volatility characteristics similar to those being hedged. An Investment Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the Investment Manager’s view, the security is over-valued in relation to the issuer’s prospects for earnings growth. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on an Investment Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover an Investment Fund’s short position will be available for purchase.

An Investment Fund may make “short sales against-the-box,” in which it will sell short securities it owns or has the right to obtain without payment of additional consideration. If an Investment Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. An Investment Fund will incur transaction costs, including interest expenses, in connection with initiating, maintaining and closing-out short sales against-the-box.

On September 19, 2008, in response to spreading turmoil in the financial markets,  the SEC  temporarily banned short selling in the stocks of numerous financial services companies, and also promulgated new disclosure requirements with respect to short positions held by investment managers. Various international regulatory bodies, including the United Kingdom’s Financial Conduct Authority, also promulgated restrictions on short selling at that time. The SEC’s temporary ban on short selling of such stocks has since expired, but similar restrictions and/or additional disclosure requirements may be promulgated at any time, especially if market turmoil recurs. If Investment Funds are subjected to such new restrictions, they may be forced to cover short positions more quickly than otherwise intended and may suffer losses as a result. Such restrictions may also adversely affect the ability of Investment Funds to execute their investment strategies generally, especially if short selling is a fundamental element of their strategies. The SEC has subsequently adopted amendments to Regulation SHO under the 1934 Act that restrict the ability to engage in a short sale at a price that is less than or equal to the current best bid if the price of the covered security has decreased by 10% or more from the covered security’s closing price as of the end of the prior day (“a short sale-related circuit breaker”). See “Types of Investments and Related Risks — Other Risks — Regulatory Change.”

Other risks of investing in non-U.S. securities include the following:

Non-U.S. Exchanges. An Investment Fund may trade, directly or indirectly, futures and securities on exchanges located outside of the United States. Some non-U.S. exchanges, in contrast to U.S. exchanges, are “principal’s markets” in which performance is solely the individual member’s responsibility with whom the Investment Fund has entered into a commodity contract and not that of an exchange or clearinghouse, if any. In the case of trading on non-U.S. exchanges, an Investment Fund will be subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to contracts. Moreover, since there is generally less government supervision and regulation of non-U.S. exchanges, clearinghouses and clearing firms than in the United States, an Investment Fund is also subject to the risk of the failure of the exchanges on which its positions trade or of their clearinghouses or clearing firms, and there may be a high risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Non-U.S. Government Securities. An Investment Fund’s non-U.S. investments may include debt securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities and supranational entities. An Investment Fund may invest in debt securities issued by certain “supranational” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. An example of a supranational entity is the International Bank for Reconstruction and Development (commonly referred to as the “World Bank”).

Investment in sovereign debt of non-U.S. governments can involve a high degree of risk, including additional risks not present in debt obligations of corporate issues and the U.S. Government. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. The issuer or the governmental authority that controls the repayment of sovereign debt may be unable or unwilling to repay the principal and/or interest when due in accordance with the terms of such obligations. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s or governmental entity’s policy toward international lenders, such as the International Monetary Fund, the World Bank and other multilateral agencies, the political constraints to which a governmental entity may be subject, and changes in governments and political systems. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts.

At certain times, certain countries (particularly emerging market countries) have declared moratoria on the payment of principal and interest on external debt. Governmental entities may also depend on expected disbursements from non-U.S. governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is not a formal legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or a part of the sovereign debt that a governmental entity has not repaid may be collected. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

Currencies. One or more Investment Funds may invest a portion of its assets in non-U.S. currencies, or in instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. To the extent unhedged, the value of such Investment Fund’s assets will fluctuate with U.S. dollar exchange rates, as well as the price changes of its investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Investment Fund makes its investments will reduce the effect of increases, and magnify the effect of decreases, in the prices of securities denominated in currencies other than the U.S. dollar and held by the Investment Fund in such securities’ respective local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the non-U.S. dollar securities of the Fund or such Investment Fund. In addition, some governments from time to time impose restrictions intended to prevent capital flight, which may for example involve punitive taxation (including high withholding taxes) on certain securities transfers or the imposition of exchange controls making it difficult or impossible to exchange or repatriate the local currency. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority will also have a significant impact on the value of any investments denominated in that currency.

An Investment Fund may also incur costs in connection with conversion between various currencies. In addition, certain Investment Funds may be denominated in non-U.S. currencies. Subscription amounts contributed by the Master Fund for investment in such an Investment Fund will be converted immediately by the relevant Investment Manager from U.S. Dollars into the applicable foreign currency at the then applicable exchange rate determined by and available to the Investment Manager. In certain cases, depending on the applicable circumstances, the exchange rate obtained by the Investment Manager may be less advantageous to the Master Fund than other rates available to the Master Fund directly.

An Investment Fund may enter into foreign currency forward exchange contracts for hedging and non-hedging purposes in pursuing its investment objective. Foreign currency forward exchange contracts are transactions involving an Investment Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Foreign currency forward exchange contracts may be used by an Investment Fund for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when an Investment Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Fund to “lock in” the U.S. dollar price of the security. Foreign currency forward exchange contracts may also be used to attempt to protect the value of an Investment Fund’s existing holdings of non-U.S. securities. Imperfect correlation may exist, however, between an Investment Fund’s non-U.S. securities holdings and the foreign currency forward exchange contracts entered into with respect to those holdings. The precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which an Investment Fund’s securities are not denominated. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet an Investment Fund’s investment objective, such as when the Investment Manager to an Investment Fund anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Investment Fund’s investment portfolio. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Generally, Investment Funds are subject to no requirement that they hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

European Economic Risk. European financial markets have experienced volatility in recent years and have been adversely affected by concerns about rising government debt levels, credit rating downgrades, and possible default on or restructuring of government debt. These events have affected the value and exchange rate of the euro. An Investment Fund’s investments in euro-denominated (or other European currency-denominated) securities also entail the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. The governments of several member countries of the European Union (“EU”) have experienced large public budget deficits, which have adversely affected the sovereign debt issued by those countries and may ultimately lead to declines in the value of the euro. In addition, if one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. In an advisory referendum held in June 2016, the United Kingdom (“UK”) electorate voted to leave the EU, an event widely referred to as “Brexit.” On January 31, 2020, the UK officially withdrew from the EU and the UK entered a transition period which ended on December 31, 2020. On December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement (“TCA”), an agreement on the terms governing certain aspects of the EU’s and the UK’s relationship following the end of the transition period. Notwithstanding the TCA, which was subsequently ratified by the parties, following the transition period, there is likely to be considerable uncertainty as to the UK’s post-transition framework.

The impact on the UK and the EU and the broader global economy is still unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit may have a negative impact on the economy and currency of the UK and the EU as a result of anticipated, perceived or actual changes to the UK’s economic and political relations with the EU. The impact of Brexit, and its ultimate implementation, on the economic, political and regulatory environment of the UK and the EU could have global ramifications. Any of the foregoing or similar risks could have a material adverse effect on the operations, financial condition or investment returns of the Fund and/or the Adviser in general. These events, subsequent developments and future consequences of Brexit lie outside of the control of the Investment Funds and their impact cannot be reliably predicted.

It is possible that EU member countries that have already adopted the euro could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets are impossible to predict, but are likely to be negative. The exit of any country out of the euro would likely have an extremely destabilizing effect on all Eurozone countries and their economies and negatively affect the global economy as a whole, which may have substantial and adverse effects on one or more Investment Funds and thus the Master Fund and the Fund. In addition, under these circumstances, it may be difficult for an Investment Fund to value investments denominated in euros or in a replacement currency.

Leverage Utilized by the Master Fund. The Master Fund may borrow money in connection with its investment activities—i.e., the Master Fund may utilize leverage. Specifically, the Master Fund may borrow money through a credit facility to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Master Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments (i.e., to provide the Master Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Master Fund’s receipt of redemption proceeds from another Investment Fund). The Master Fund has entered into a credit facility in the form of a Note with the Lender, pursuant to which the Master Fund may borrow money from the Lender up to 25% of the value of the Master Fund’s net assets (and further subject to the Asset Coverage Requirement). See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Master Fund’s investment return if the Master Fund’s interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Master Fund pays for the use of those funds, the use of leverage will decrease the return on investments in the Fund if the Master Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Master Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008 and during the crisis relating to COVID-19. The Master Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Master Fund may terminate or refuse to renew any credit facility into which the Master Fund has entered. If the Master Fund is unable to access additional credit, it may be forced to redeem investments in Investment Funds at inopportune times, which may further depress the returns of the Master Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one-third of the value of its total assets (including the indebtedness). The Master Fund’s borrowings will at all times be subject to the Asset Coverage Requirement. The Adviser intends to limit the Master Fund’s borrowings such that the Master Fund will have asset coverage of at least 400% of its indebtedness.

In addition to borrowing money, the Master Fund may also incur economic leverage via the use of derivatives. These instruments may, in some cases, involve significant risks of loss.

Leverage Utilized by Investment Funds. The Investment Funds may also utilize leverage in their investment activities. Specifically, some or all of the Investment Funds may make margin purchases of securities and, in connection with these purchases, borrow money from brokers and banks for investment purposes. Investment Funds that utilize leverage are subject to the same risks as the Master Fund with respect to its use of leverage as set forth above, and may also be subject to the following additional risks: Trading equity securities on margin involves an initial cash requirement representing at least a percentage of the underlying security’s value. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions. In the event that an Investment Fund’s equity or debt instruments decline in value, the Investment Fund could be subject to a “margin call” or “collateral call,” under which the Investment Fund must either deposit additional collateral with the lender or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden, precipitous drop in value of an Investment Fund’s assets, the Investment Fund might not be able to liquidate assets quickly enough to pay off its borrowing. During the financial crisis of late 2008 and during the crisis relating to COVID-19, numerous hedge funds faced margin calls and were required to sell large portions of their investments in rapid fashion so as to meet these calls. In addition, hedge funds may be forced to deleverage in a fairly short period of time in the event of market turmoil (which may cause many financial services companies to reduce or terminate the credit they extend to hedge funds) or other adverse events (such as those that occurred during the financial crisis). A substantial number of hedge funds could be forced to liquidate as a result. If an Investment Fund is required to deleverage in such fashion, its returns will likely be substantially reduced, and it may be forced to liquidate entirely if it cannot meet its margin calls or otherwise cover its outstanding indebtedness. In addition, legal and regulatory changes applicable to hedge funds and/or financial services companies generally may either force Investment Funds to deleverage or otherwise limit their ability to utilize leverage. See “Other Risks—Regulatory Change.”

The Asset Coverage Requirement does not apply to Investment Funds in which the Master Fund invests. Accordingly, the Master Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Shares may be great.

In seeking “leveraged” market exposure in certain investments and in attempting to increase overall returns, an Investment Fund may purchase options and other synthetic instruments that may involve significant economic leverage and may, in some cases, involve significant risks of loss, especially in highly volatile market conditions such as those currently being experienced.

Smaller Capitalization Issuers. Investment Funds may invest in smaller capitalization companies, including micro cap companies. Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

Distressed Securities. Certain of the companies in whose securities the Investment Funds may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Investment Fund experiencing greater risks than it would if investing in higher rated instruments.

Non-Diversified Status. Each of the Fund and the Master Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s and the Master Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. The Master Fund will, however, endeavor to limit investments in any one Investment Fund to no more than 15% of the Master Fund’s gross assets (measured at the time of purchase). An Investment Manager may focus on a particular industry or industries, which may subject the Investment Fund, and thus the Master Fund and the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries.

Reverse Repurchase Agreements. Reverse repurchase agreements involve a sale of a security by an Investment Fund to a bank or securities dealer and the Investment Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Fund. Reverse repurchase transactions are a form of leverage that may also increase the volatility of an Investment Fund’s investment portfolio.

Purchasing Initial Public Offerings. The Investment Funds may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies, and share prices for newly-public companies have fluctuated substantially over short periods of time. Such volatility can affect the value of the Master Fund’s investment in Investment Funds that invest in these shares. The limited number of shares available for trading in some initial public offerings may make it more difficult for an Investment Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income. Initial public offerings may also produce high, double digit returns. Such returns are highly unusual and may not be sustainable. In addition, an investment in an initial public offering may have a disproportionate impact on the performance of an Investment Fund that does not yet have a substantial amount of assets. This impact on an Investment Fund’s performance may decrease as an Investment Fund’s assets increase. Further, some companies that have recently undergone initial public offerings (particularly in the technology sector) may be led by a single founder or a small number of founders. These founder-led companies may have capital structures that give founders control over all or a substantial majority of the company’s voting stock even after the company’s initial public offering and as a result, give such founders the ability to control matters submitted to stockholders for approval, including the election, removal, and replacement of directors and any merger, consolidation, or sale of all or substantially all of the company’s assets. As a corollary of those limited voting rights, investors in these founder-led companies may therefore have less ability to influence the business decisions of such companies than with other publicly traded companies. Founder-led companies also may be subject to heightened succession risk.

Special Investment Instruments And Techniques [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Investment Instruments and Techniques

Investment Funds may utilize a variety of special investment instruments and techniques described below to hedge the portfolios of the Investment Funds against various risks, such as changes in interest rates or other factors that affect security values, or for non-

hedging purposes in seeking to achieve an Investment Fund’s investment objective.     The Adviser, on behalf of the Master Fund, may also use these special investment instruments and techniques for either hedging or non-hedging purposes.  These strategies may be executed through derivative transactions. Instruments used and the particular manner in which they may be used may change over time as new instruments and techniques are developed or regulatory changes occur. Certain of these special investment instruments and techniques are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

 Derivatives. The Master Fund, and some or all of the Investment Funds, may invest in, or enter into, derivatives or derivatives transactions. Derivatives are financial instruments whose value is based, at least in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility, among other things, also affect the value of derivatives. Derivatives entered into by an Investment Fund or the Master Fund can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative and the portfolio of the Investment Fund or the Master Fund as a whole. Derivatives often have risks similar to their underlying assets and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, risks that the transactions may not be liquid and risks arising from leverage in derivatives, initial and variation margin and settlement payment requirements, mispricing or valuation complexity, and operational and legal issues. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may permit an Investment Manager or the Adviser to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making direct investments in specific securities or other instruments. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential effect on the performance of an Investment Fund or the Master Fund. The Adviser’s use of derivatives may include total return swaps, options and futures designed to replicate the performance of a particular Investment Fund or an Investment Fund’s underlying investments (for example, where an Investment Fund is concentrated in a given sector). The Adviser may enter into these types of derivatives for a wide array of purposes, including where, for example, an Investment Fund in which the Master Fund would like to invest does not have sufficient capacity for a direct investment on the part of the Master Fund. The Adviser may also enter into derivatives to increase or otherwise adjust market or risk exposure generally. The Master Fund does not expect to gain more than 25% of its total market exposure via such derivatives.

If an Investment Fund or the Master Fund invests in derivatives at inopportune times or incorrectly judges market conditions, the investments may lower the return of the Investment Fund or the Master Fund or result in a loss. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment and even well-conceived derivatives transactions may be unsuccessful because of market behavior or unexpected events. An Investment Fund or the Master Fund also could experience losses if derivatives are poorly correlated with its other investments, or if the Investment Fund or the Master Fund is unable to liquidate a derivatives position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Options And Futures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options and Futures. The Master Fund and the Investment Funds may utilize options and futures contracts and so-called “synthetic” options or other derivatives sold (or “written”) by swap dealers, broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges, futures clearing houses or in the OTC market. When options are purchased OTC, the Master Fund or the Investment Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Master Fund or an Investment Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities, indices or other financial assets or instruments.

The Master Fund and the Investment Funds may purchase call and put options on specific securities, indices or other financial assets or instruments, and may write and sell covered or uncovered (the Investment Funds only) call and put options for hedging and non-hedging purposes in pursuing the investment objectives of the Master Fund or the Investment Funds. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or other asset at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or other asset at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option on a security is a call option with respect to which the seller of the option owns the underlying security or places cash or liquid securities in a segregated account on the books of or with a custodian in an amount equal to the notional value of the underlying security less the amount of the premium received to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security above the exercise price plus the amount of the premium received or to possible continued holding of a security that might otherwise have been sold at a profit or to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian in an amount equal to the exercise price less the amount of the premium received to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security below the exercise price less the amount of the premium received while depriving the seller of the opportunity to invest the segregated assets.

The Master Fund and the Investment Funds may close out a position when buying or writing options by selling or purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously purchased or written on the security. In such a case, the Master  Fund or the Investment Fund will realize a profit or loss if the amount paid to purchase (or received to sell) an option is less (or more) than the amount received from the corresponding sale (or purchase) of the option.

Investment Funds may enter into futures contracts in U.S. markets or on exchanges located outside the United States. Non-U.S. markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Non-U.S. markets, however, may have greater risk potential than U.S. markets. In addition, any profits realized could be eliminated by adverse changes in the relevant currency exchange rate, or the Master  Fund or an Investment Fund could incur losses as a result of those changes. Transactions on non-U.S. exchanges may include both futures contracts that are traded on U.S. exchanges and those that are not. Unlike trading on U.S. futures exchanges, trading on non-U.S. exchanges is not regulated by the U.S. Commodity Futures Trading Commission (“CFTC”).

Engaging in transactions in futures contracts involves risk of loss to the Master Fund or the Investment Fund that could adversely affect the value of the Master Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Master Fund of margin deposits in the event of bankruptcy of a broker (known as a “futures commission merchant” or “FCMs”) with which the Master Fund or an Investment Fund has open positions in one or more futures contracts. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Master Fund or the Investment Funds to substantial losses. Successful use of futures also is subject to the Adviser’s or an Investment Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Commodity Futures Contracts And Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodity Futures Contracts and Options. Investment Funds may invest in commodity futures contracts and options thereon. Trading in commodity interests may involve substantial risks. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and an Investment Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in the futures contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have reached the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent an Investment Fund from promptly liquidating unfavorable positions and could subject such Investment Fund and, therefore, the Master Fund to substantial losses. In addition, Investment Funds may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the CFTC may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract, or order that trading in a particular contract be conducted for liquidation only.

Trading in commodity futures contracts and options is a highly specialized activity which may entail greater than ordinary investment or trading risks. The price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional margin requirements, investors may close out futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, from the point of view of speculators, the margin requirements in the futures market are typically less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Successful use of stock index futures contracts by an Investment Fund also is subject to its Investment Manager’s ability to predict correctly movements in the direction of the market. Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair an Investment Fund’s, and, therefore, the Master Fund’s, ability to manage or hedge its investment through the use of derivatives.

Under CFTC regulations, FCMs are required to maintain a client’s assets in a segregated account. If a FCM used by an Investment Fund fails to properly segregate, the Investment Fund may be subject to a risk of loss of the margin on deposit with the FCM in the event of the FCM’s bankruptcy. In addition, under certain circumstances, such as the inability of another client of the FCM or the FCM itself to satisfy substantial deficiencies in such other client’s account, the Investment Fund may be subject to a risk of loss of its margin on deposit with its FCM, even if such margin funds are properly segregated. In the case of any such bankruptcy or other client loss, the Investment Fund might recover, even in respect of property specifically traceable to the Investment Fund, only a pro rata share of all property available for distribution to all of the FCM’s clients, and each of the Fund and Master Fund may suffer a loss as a result.

Non U S Futures Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Futures Transactions. Investment Funds may invest in non-U.S. futures contracts and in options thereon. Non-U.S. futures transactions involve executing and clearing trades on a non-U.S. exchange. This is the case even if the non-U.S. exchange is formally “linked” to a U.S. exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. No U.S. organization regulates the activities of a non-U.S. exchange, including the execution, delivery, and clearing of transactions on such an exchange, and no U.S. regulator has the power to compel enforcement of the rules of the non-U.S. exchange or the laws of non-U.S. countries. Moreover, such laws or regulations will vary depending on the country in which the transaction occurs. For these reasons, Investment Funds which trade on non-U.S. exchanges may not be afforded certain of the protections which apply to U.S. commodity futures transactions, including the right to use U.S. alternative dispute resolution procedures. In particular, funds received from Investment Funds to margin non-U.S. futures transactions may not be provided the same protections as funds received to margin futures transactions on U.S. exchanges. In addition, the price of any non-U.S. futures or option contract, and therefore, the potential profit and loss resulting therefrom, may be affected by any fluctuation in the foreign exchange rate between the time the order is placed and the non-U.S. futures contract is liquidated or the non-U.S. option contract is liquidated or exercised.

Possible Effects Of Speculative Position Limits [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Effects of Speculative Position Limits. The CFTC and the U.S. commodities exchanges have established limits referred to as “speculative position limits” on the maximum net long or short speculative futures positions that any person may hold or control in certain derivatives traded on U.S. commodities exchanges. All accounts owned or managed by a commodity trading advisor, its principals and their affiliates generally will be combined for position limit purposes. Because futures position limits allow a commodity trading advisor, its principals and their affiliates to control only a limited number of contracts in any one commodity, the Adviser and each Investment Manager and their principals and affiliates are potentially subject to a conflict among the interests of all accounts the Investment Manager and its principals and their affiliates control which are competing for shares of that limited number of contracts. Although each Investment Manager may be able to achieve the same or similar performance results with OTC substitutes for futures contracts (except as described below), the OTC market may be subject to differing prices, lesser liquidity and greater counterparty credit risks than the U.S. exchange-traded market. Each Investment Manager may be required to reduce the size or number of positions that would otherwise be held for an Investment Fund or not trade in certain markets on behalf of the Investment Fund in order to avoid exceeding such limits. Modification of trades that would otherwise be made by an Investment Fund, if required, could adversely affect the Investment Fund’s operations and profitability. A violation of speculative position limits by the Adviser or an Investment Manager could lead to regulatory action materially adverse to an Investment Fund’s prospects for profitability.

Periodically, the CFTC and exchanges change the position limits to which futures, options on futures and some swaps are subject. To the extent these contracts are traded, the Master Fund may be constrained by how many contracts it may trade. The CFTC has also modified the bona fide hedging exemption for which certain swap dealers were previously eligible, which could limit the amount of speculative OTC transaction capacity each such swap dealer would have available for an applicable Investment Fund.

The speculative position limits of the CFTC and U.S. commodities exchanges are subject to change. Any new or additional position limits imposed on an Investment Manager, its principals and affiliates may impact the Investment Fund’s ability to invest in a manner that most efficiently meets its investment objective.

Forward Trading [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Trading. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and other swap dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is less regulated than futures trading: There is no limitation on daily price movements, and speculative position limits are currently not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by Investment Managers because of unusually high trading volume, political intervention, or other factors. The imposition of controls by governmental authorities might also limit such forward trading to less than that which the Investment Managers would otherwise recommend, to the possible detriment of the Master Fund and thus the Fund. Market illiquidity or disruption could result in major losses to the Master Fund and thus the Fund. In addition, Investment Funds in which the Master Fund has an interest may be exposed to credit risks with regard to counterparties with whom the Investment Managers trade, as well as risks relating to settlement default. Such risks could result in substantial losses to the Master Fund and thus the Fund. To the extent possible, the Adviser will endeavor to select Investment Funds having Investment Managers which it believes will deal only with counterparties which are creditworthy and reputable institutions, but such counterparties may not be rated investment grade.

Call And Put Options On Securities Indices [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Call and Put Options on Securities Indices. The Master Fund or Investment Funds may purchase and sell call and put options on stock indices listed on national securities exchanges or traded in the OTC market for hedging purposes and non-hedging purposes in seeking to achieve the investment objectives of the Master Fund or the Investment Funds. A stock index fluctuates with changes in the market values of the stocks in the index. Successful use of options on stock indexes will be subject to the Adviser’s or an Investment Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks.

Warrants And Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants and Rights. Investment Funds may invest in warrants and rights. Warrants are instruments that permit, but do not obligate, their holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any interest in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Swap Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Agreements. The Master Fund or an Investment Fund may enter into  OTC swap contracts or cleared swap transactions, which include equity, interest rate, and index and currency rate swap agreements. These transactions will be undertaken in attempting to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Master Fund or an Investment Fund had invested directly in the asset that yielded the desired return. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other assets or instruments. In a standard OTC swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined reference investments or instruments, which may be adjusted for an interest factor. The amounts to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at, for example, a particular interest rate, in a particular non-U.S. currency, or in a “basket” of reference securities representing a particular index. Most swap agreements entered into by the Master Fund or an Investment Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). If the other party to a swap defaults, the Master Fund’s or the Investment Fund’s risk of loss consists of the net amount of payments that the Master Fund or the Investment Fund contractually is entitled to receive. Although the terms of a swap may provide for termination rights, there can be no assurance that an Investment Fund will be able to terminate the swap. To achieve investment returns equivalent to those achieved by an Investment Manager in whose Investment Fund the Master Fund could not invest directly, perhaps because of its investment minimum or its unavailability for direct investment, the Master Fund may enter into one or more swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate, and to receive the total return of the reference Investment Fund over a stated time period. The Master Fund may seek to achieve the same investment result through the use of other derivatives in similar circumstances. The U.S. federal income tax treatment of swap agreements and other derivatives as described above is unclear. Swap agreements and other derivatives used in this manner may be treated as a “constructive ownership of the reference property,” which may result in all or a portion of any long-term capital gain being treated as ordinary income.  Cleared swap transactions held may help reduce counterparty credit risk. In a cleared swap, the Master Fund’s or an Investment Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are generally not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or nonperformance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Master Fund or Investment Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis. The Master Fund or an Investment Fund may pay fees or incur costs each time it enters into, amends or terminates a swap agreement.

Lending Portfolio Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lending Portfolio Securities. Investment Funds may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Investment Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable in respect of the loaned securities, which affords the Investment Fund an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. In connection with any such transaction, the Investment Fund will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. An Investment Fund might experience loss if the institution with which the Investment Fund has engaged in a portfolio loan transaction breaches its agreement with the Investment Fund.

When Issued And Forward Commitment Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-Issued and Forward Commitment Securities. Investment Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by an Investment Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Investment Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If an Investment Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. The risk exists that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by an Investment Fund on a forward basis will not honor its purchase obligation. In such cases, an Investment Fund may incur a loss.

Restricted And Illiquid Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted and Illiquid Investments. Although the Adviser anticipates that most Investment Funds will invest primarily in publicly traded securities, they may invest a portion of the value of their total assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

When registration is required to sell a security, an Investment Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Investment Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, an Investment Fund might obtain a less favorable price than the price that prevailed when the Investment Fund decided to sell. Investment Funds may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased the securities. The Master Fund’s interests in Investment Funds are themselves illiquid and subject to substantial restrictions on transfer.

The Master Fund’s ability to liquidate an interest in an Investment Fund will likely be limited. The Master Fund is subject to certain Investment Funds’ initial lock-up periods beginning at the time of the Master Fund’s initial investment in an Investment Fund, during which the Master  Fund may not withdraw its investment. In addition, certain Investment Funds may at times elect to suspend completely or limit withdrawal rights for an indefinite period of time in response to market turmoil or other adverse conditions (such as those experienced by many hedge funds for a period of time commencing in late 2008 and during the crisis relating to COVID-19). Investment Funds may also assess fees for redemptions or other withdrawals. The limited liquidity of these Investment Funds’ interests may adversely affect the Master Fund were it to have to sell or redeem such interests at an inopportune time. The Master Fund and the Fund may need to suspend or postpone repurchase offers if the Master Fund is not able to dispose of its interests in Investment Funds in a timely manner.

Private companies, especially private technology companies, in the early phases of their life cycle may rely on projected rapid growth of their revenues and/or user base for a substantial portion of their current valuation. Such projections may assume that current levels of rapid growth rate will continue for an extended period. If this projected growth rate were to slow substantially, the value of such companies’ shares may be adversely affected.

Private companies have no obligation to become public or otherwise pursue an exit strategy that would allow existing investors to readily dispose of their interests or exit the investment. Even if such a company intends to pursue an exit strategy, the planned exit strategy may be impaired or delayed indefinitely depending on market circumstances or other factors beyond their control.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-accounts within the Investment Funds in which certain assets (which generally are illiquid and/or hard to value) are held and segregated from the Investment Fund’s other assets until some type of realization event occurs. Side pockets thus have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Master Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the value of its investment in such Investment Fund could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Manager. In addition, if an Investment Fund establishes a side pocket prior to the Master Fund’s investing in the Investment Fund, the Master Fund (and thus the Fund and the Shareholders) may not be exposed to the performance of the Investment Fund’s assets held in the side pocket.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Credit Risk. Many of the markets in which the Master Fund and the Investment Funds effect their transactions are OTC or “interdealer” markets. With the exception of certain counterparties such as OTC swap dealers, the participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. To the extent the Master Fund or an Investment Fund invests in swaps, other derivatives or synthetic instruments, or other OTC transactions in these markets, the Master Fund or Investment Fund may take credit risk with regard to parties with which it trades and also may bear the risk of payment or settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections and require separately negotiated documentation, which in turn may subject the Master Fund to the risk that a counterparty will not margin or settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such “counterparty risk” is increased for contracts with longer maturities when events may intervene to prevent settlement. The ability of the Master Fund and the Investment Funds to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses by the Master Fund. In addition, the Master Fund and the Investment Funds are subject to the risk that a counterparty may be unable to settle a transaction due to such counterparty’s insolvency, inability to access sufficient credit, or other business factors.

Fixed Income And Convertible Bond Arbitrage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income and Convertible Bond Arbitrage. Fixed income arbitrage is an investment strategy which involves taking opposite positions in the market with respect to a bond in an effort to profit from small price discrepancies while limiting interest rate risk. Convertible bond arbitrage involves a similar concept with respect to convertible securities, in which an investor purchases convertible securities while simultaneously selling short the issuer’s common stock in an effort to profit from a potential inefficiency in the value of a convertible security relative to the issuer’s common stock. The success of the investment activities of an Investment Fund involved in fixed income and convertible bond arbitrage will depend on the ability of the Investment Fund to identify and exploit price discrepancies in the market. Identification and exploitation of market opportunities involve uncertainty. No assurance can be given that the Investment Fund will be able to locate investment opportunities or to exploit price discrepancies correctly. A reduction in the pricing inefficiency of the markets in which the Investment Fund will seek to invest will reduce the scope for the investment strategies of the Investment Fund. In the event that the perceived mispricings underlying the positions of the Investment Fund were to fail to materialize as expected by the Investment Fund, the Investment Fund could incur a loss. Fixed income and convertible bond arbitrage strategies often involve substantial amounts of leverage in an effort to reap large returns from small inefficiencies. If an Investment Fund utilizes substantial leverage in implementing such strategies, the impact on the volatility of, as well as the potential loss to, the Investment Fund and thus the Fund and the Master Fund, could accordingly be substantial.

Other Instruments And Future Developments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Instruments and Future Developments. An Investment Fund may take advantage of opportunities in the area of swaps, options on various underlying instruments, and certain other customized “synthetic” or derivative instruments, which will be subject to varying degrees of risk. In addition, an Investment Fund may take advantage of opportunities with respect to certain other “synthetic” or derivative instruments which are not presently contemplated, or which are not presently available, but which may be developed and which may be subject to significant degrees of risk.

Offshore Fund Not Registered Under 1940 Act; Not Required to File Reports Under 1934 Act. The Offshore Fund is not registered as an investment company under the 1940 Act. The Fund, which invests substantially all of its assets in the Offshore Fund, does not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies with respect to its investment in the Offshore Fund. In addition, the Offshore Fund will not be requested to file and issue periodic reports to its shareholders, including the Fund, under the 1934 Act. Shareholders accordingly will not receive such reports regarding the activities of the Offshore Fund. The Fund, however, will control the Offshore Fund, making it unlikely that the Offshore Fund will take action contrary to the interests of Shareholders of the Fund.

Risks Of Fund Of Hedge Funds Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Fund of Hedge Funds Structure

The Investment Funds are not registered as investment companies under the 1940 Act. The Fund, as an investor in these Investment Funds through its investment in the Master Fund, does not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies.  Although the Adviser periodically receives information from each Investment Fund regarding its investment performance and investment strategy, the Adviser may have little or no means of independently verifying this information. An Investment Fund may use proprietary investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. Investment Managers may change their investment strategies (i.e., may experience style drift) at any time. In addition, the Fund, the Master Fund and the Adviser have no control over the Investment Funds’ investment management, brokerage, custodial arrangements or operations and must rely on the experience and competency of each Investment Manager in these areas. The performance of the Fund depends on the success of the Adviser in selecting Investment Funds for investment by the Master Fund and the allocation and reallocation of Master Fund assets among those Investment Funds.

The Investment Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies. It is anticipated that the Investment Funds in which the Master Fund invests generally will maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as required in the case of registered investment companies. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any such brokerage firm could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Investment Manager could convert assets committed to it by the Master Fund for its own use or that a custodian could convert assets committed to it by an Investment Manager to its own use.

For the Fund to complete its tax reporting requirements and provide an audited annual report to Shareholders, it must receive timely information from the Master Fund, which in turn must receive timely information from the Investment Funds. Investment Managers typically experience delays in providing the necessary tax information, thereby causing a delay in the Adviser’s preparation of tax information for investors. This delay will require Shareholders to seek extensions on the time to file their tax returns. An investor in the Fund meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Investment Funds. By investing in the Investment Funds via the Fund (through its investment in the Master Fund), an investor in the Fund indirectly bears a portion of the Adviser’s Management Fee and other expenses of the Master Fund, and also indirectly bears a portion of the asset-based fees, incentive fees and other expenses borne by the Master Fund as an investor in the Investment Funds. Each Investment Manager receives any incentive-based fees to which it is entitled irrespective of the performance of the other Investment Funds and the Master  Fund generally. As a result, an Investment Manager with positive performance may receive compensation from the Fund, in the form of the asset-based fees, incentive-based fees and other expenses payable by the Fund as an indirect investor in the relevant Investment Fund (through its investment in the Master Fund), even if the Fund’s overall returns are negative. Investment decisions of the Investment Funds are made by the Investment Managers independently of each other so that, at any particular time, one Investment Fund may be purchasing shares in an issuer that at the same time are being sold by another Investment Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result, which may result in the pursuit of opposing investment strategies or result in performance that correlates more closely with broader market performances. Because the Master Fund may make additional investments in or redemptions from Investment Funds only at certain times according to limitations set out in the governing documents of the Investment Funds, the Fund or the Master Fund from time to time may have to invest some of its assets temporarily in money market securities or money market funds, among other similar types of investments.

Investment Funds may permit or require that redemptions of interests be made in kind. Upon its redemption of all or a portion of its interest in an Investment Fund, the Fund may receive securities that are illiquid or difficult to value. In such a case, the Adviser would seek to cause the Master Fund to dispose of these securities in a manner that is in the best interest of the Master Fund. The Master Fund may not be able to withdraw from an Investment Fund except at certain designated times, limiting the ability of the Adviser to redeem assets from an Investment Fund that may have poor performance or for other reasons.

Other risks that the Adviser believes are associated with the Fund’s fund of hedge funds investment approach include:

Development and Implementation of Global Macro Trading Systems. Investment Managers may implement global macro investment strategies via quantitative trading. In that connection, Investment Managers may employ quantitatively-based financial/analytical trading systems to aid in the selection of investments for an Investment Fund, to allocate investments across various asset classes and types and to determine the risk profile of the Investment Fund. The use of these trading systems in an Investment Fund’s investment and trading activities involves special risks, both in the development of the trading systems and in their implementation. The accuracy of the trading signals (i.e., indicators of when a trade may be desirable) produced by the trading systems is dependent on a number of factors, including without limitation the analytical and mathematical foundation of the trading systems, the accurate incorporation of such principles in a complex technical and coding environment, the quality of the data introduced into the trading systems and the successful deployment of the trading systems’ output into the investment process. Software development and implementation errors and other types of trading system or human errors are an inherent risk of employing complex quantitatively-based trading systems in investment and trading processes. Trading systems may operate or be operated erroneously. Such errors may result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, the failure to properly gather and organize available data, and/or the failure to take certain hedging or risk reducing actions. These errors, including errors that appear in software codes from time to time, may be very hard to detect, may go undetected for long periods of time, or may never be detected. The degradation or impact caused by errors may be compounded over time. Such errors could, at any time, have a material adverse effect on the performance of an Investment Fund.

Other risks of such trading systems include:

Trading Systems with Discretion. Although an Investment Fund’s global macro trading strategies may be reliant on technology, discretionary decisions may be used on occasion within trading systems. There may be some trading systems where discretionary decisions are a large component of the trading system. Trade opportunities within such a trading system may be subject to qualitative scrutiny and modification or approval by Investment Managers before execution. Such discretionary trading decisions or modifications require the exercise of judgment by the Investment Managers. Investment Managers may, at times, decide to modify or not to make certain trades recommended by a trading system. Additionally, in an attempt to improve results and/or achieve other specified objectives, certain Investment Managers have the ability, under certain circumstances, to delay trading or to execute trades on behalf of an Investment Fund that are either not derived from any one of the trading systems or are based on instructions from the Investment Manager. There can be no assurance that the Investment Managers have or will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on the Investment Fund’s investments. Prices of the Investment Fund’s investments may be volatile and a variety of factors that are inherently difficult to predict may significantly affect the results of the Investment Fund’s, and thus the Master Fund’s, activities and the value of its investments.

Effectiveness of Trading Systems. The success of an Investment Fund’s investment and trading activities will depend, to some degree, on the effectiveness of the Investment Manager’s trading systems. There can be no assurance that the trading systems are currently effective or, if currently effective, that they will remain effective during the existence of the Investment Fund. Trading systems are generally back-tested, to the extent practicable, prior to implementation on the basis of historical data. For example, event driven strategies may not be capable of being back-tested. Even if all of the assumptions underlying the trading systems were met exactly, the trading systems can only make a prediction, not afford certainty. Changes in underlying market conditions can adversely affect the performance of trading systems. There is no guarantee that such trading systems will continue to be effective in changing market conditions, and past performance is no indication of future performance or returns. Further, most statistical procedures cannot fully match the complexity of the financial markets and, as such, results of their application are uncertain. Because the financial markets are constantly evolving, most trading systems eventually require replacement or enhancement. There is no guarantee that such replacement or enhancement will be implemented on a timely basis or that it will be successful. The use of a trading system that is not effective or not completely effective could, at any time, have a material adverse effect on the performance of an Investment Fund and thus the Master Fund.

Technological Failures. The successful deployment of an Investment Fund’s trading systems, the implementation and operation of these trading systems and any future trading systems, and various other critical activities of the Investment Managers could be severely compromised by unforeseeable software or hardware malfunction and other technological failures, power loss, software bugs and errors, malicious code such as “worms,” viruses, or “system crashes,” fire or water damage, or various other events or circumstances either within or beyond the Investment Manager’s control. Software bugs and errors, in particular, and their ensuing risks are an inherent part of technology-based analytics, systems and models. Any event that interrupts an Investment Manager’s computer and/or telecommunications operations could result in, among other things, the inability to establish, modify, liquidate, or monitor the Investment Fund’s investments and, for those and other reasons, could have a material adverse effect on the operating results, financial condition, activities and prospects of the Investment Fund and thus the Master Fund.

Valuation. Certain securities and other financial instruments in which the Investment Funds invest may not have a readily ascertainable market price and will be fair valued by the Investment Managers. Such a valuation generally will be conclusive with respect to the Master Fund and the Fund, even though an Investment Manager may face a conflict of interest in valuing the securities, as their value will affect the Investment Manager’s compensation. In most cases, the Adviser will have no ability to assess the accuracy of the valuations received from an Investment Fund. In addition, the NAVs or other valuation information received by the Adviser from the Investment Funds will typically be estimates only, subject to revision through the end of each Investment Fund’s annual audit. Revisions to the gain and loss calculations will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final until the annual audit of each Investment Fund is completed.

Securities Believed to Be Undervalued or Incorrectly Valued. An Investment Manager may invest in securities that an Investment Manager believes are fundamentally undervalued or incorrectly valued, but such securities may not ultimately be valued in the capital markets at prices and/or within the timeframe the Investment Manager anticipates. As a result, the Master Fund may lose all or substantially all of its investment in an Investment Fund in any particular instance.

Investment Funds’ Turnover Rates. The Investment Funds may invest on the basis of short-term market considerations. The turnover rate within the Investment Funds may be significant, potentially involving substantial brokerage commissions and fees. Neither the Fund nor the Master Fund has control over this turnover. As a result, it is anticipated that a significant portion of the Fund’s income and gains, if any, may be derived from ordinary income and short-term capital gains. In addition, the redemption by the Master Fund of its interest in an Investment Fund could involve expenses to the Master Fund under the terms of the Master Fund’s investment with that Investment Fund, which, in due proportion, would be indirectly borne by the Fund.

Investment Managers May Have Limited Capacity to Manage Additional Master Fund Investments. Certain Investment Managers’ trading approaches presently can accommodate only a certain amount of capital. Each Investment Manager will normally endeavor not to undertake to manage more capital than such Investment Manager’s approach can accommodate without risking a potential deterioration in returns. As a result, an Investment Manager may refuse to manage some or all of the Master Fund’s assets that the Adviser seeks to allocate to such Investment Manager. Further, in the case of Investment Managers that limit the amount of additional capital that they will accept from the Master Fund, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Investment Manager.

Dilution. If an Investment Manager limits the amount of capital that may be contributed to an Investment Fund from the Master Fund, or if the Master Fund declines to purchase additional interests in an Investment Fund, continued sales of interests in the Investment Fund to others may dilute the returns for the Master Fund from the Investment Fund.

Investments in Non-Voting Stock; Inability to Vote. Investment Funds may, consistent with applicable law, not disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor whether holdings of the Investment Funds cause the Master Fund to be above specified levels of ownership in certain asset classes. To avoid adverse regulatory consequences in such a case, the Master Fund may need to hold its interest in an Investment Fund in non-voting form. Additionally, in order to avoid becoming subject to certain 1940 Act prohibitions with respect to affiliated transactions, the Master Fund intends to own less than 5% of the voting securities of each Investment Fund. This limitation on owning voting securities is intended to ensure that an Investment Fund is not deemed an “affiliated person” of the Master Fund for purposes of the 1940 Act, which may, among other things, potentially impose limits on transactions with the Investment Funds, both by the Master Fund and other clients of the Adviser. To limit its voting interest in certain Investment Funds, the Master Fund may enter into contractual arrangements under which the Master Fund irrevocably waives its rights (if any) to vote its interest in an Investment Fund. The Master Fund will not receive any consideration in return for entering into a voting waiver arrangement. Other investment funds or accounts managed by the Adviser may also waive their voting rights in a particular Investment Fund. Subject to the oversight of the Master Fund’s Board of Trustees, the Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Adviser in the particular Investment Fund. These voting waiver arrangements may increase the ability of the Master Fund to invest in certain Investment Funds. However, to the extent the Master Fund contractually forgoes the right to vote the securities of an Investment Fund, the Master Fund will not be able to vote on matters that require the approval of the interest holders of the Investment Fund, including matters adverse to the Master Fund’s and the Fund’s interests. This restriction could diminish the influence of the Master Fund in an Investment Fund, as compared to other investors in the Investment Fund (which could include other investment funds or accounts managed by the Adviser, if they do not waive their voting rights in the Investment Fund), and adversely affect the Master Fund’s investment in the Investment Fund, which could result in unpredictable and potentially adverse effects on Shareholders. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in some situations where the Master Fund owns less than 5% of the voting securities of an Investment Fund. In these circumstances, transactions between the Master Fund and an Investment Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Master Fund has entered into a voting waiver arrangement.

Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks

With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be 95 days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund up to 85 days prior to the Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s NAV as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Expiration Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund. Moreover, because the Notice Date will be substantially in advance of the Valuation Date, Shareholders who tender Shares of the Fund for repurchase will receive their repurchase proceeds well after the Notice Date. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Master Fund (and, therefore, the Fund) is subject to certain Investment Funds’ initial lock-up periods beginning at the time of the Master Fund’s initial investment in an Investment Fund, during which the Master Fund (and, therefore, the Fund) may not withdraw its investment. In addition, certain Investment Funds may at times elect to suspend completely or limit withdrawal rights for an indefinite period of time in response to market turmoil or other adverse conditions (such as those experienced by many hedge funds for a period of time commencing in late 2008 and during the crisis relating to COVID-19). During such periods, the Master Fund (and, therefore, the Fund) thus may not be able to liquidate its holdings in such Investment Funds in order to meet repurchase requests. In addition, should the Master Fund seek to liquidate its investment in an Investment Fund that maintains a side pocket, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. The Master Fund (and, therefore, the Fund) may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Contact Personnel Name	Kara Fricke, Esq